BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 4.3%
ACE Securities Corp. Home Equity Loan
Trust
(a)
:
Series 2003-OP1, Class A2, (LIBOR USD 1
Month + 0.72%), 0.83%, 12/25/33 .... USD 122 $ 113,113
Series 2007-HE4, Class A2A, (LIBOR USD 1
Month + 0.26%), 0.37%, 05/25/37 .... 92 21,639
Adams Mill CLO Ltd., Series 2014-1A, Class
A2R, (LIBOR USD 3 Month + 1.10%),
1.34%, 07/15/26
(a)(b)
................ 110 109,955
Ajax Mortgage Loan Trust
(b)
:
Series 2017-D, Class A, 3.75%, 12/25/57 .. 268 272,272
Series 2018-A, Class A, 3.85%, 04/25/58
(c)
. 273 273,858
Series 2018-A, Class B, 0.00%, 04/25/58 .. 89 48,613
Series 2018-B, Class A, 3.75%, 02/26/57
(c)
. 170 170,115
Series 2018-B, Class B, 0.00%, 02/26/57 .. 88 25,227
Series 2018-D, Class A, 3.75%, 08/25/58
(a)(c)
324 324,381
Series 2018-D, Class B, 0.00%, 08/25/58
(a)(c)
109 70,447
Series 2018-E, Class A, 4.38%, 06/25/58
(a)
187 188,613
Series 2018-E, Class B, 5.25%, 06/25/58
(a)(c)
100 100,680
Series 2018-E, Class C, 0.00%, 06/25/58
(a)(c)
96 72,056
Series 2018-F, Class A, 4.38%, 11/25/58
(a)(c)
565 571,916
Series 2018-F, Class B, 5.25%, 11/25/58
(a)(c)
111 112,127
Series 2018-F, Class C, 0.00%, 11/25/58
(c)
. 239 143,384
Series 2018-G, Class A, 4.38%, 06/25/57
(a)(c)
453 452,729
Series 2018-G, Class B, 5.25%, 06/25/57
(a)(c)
103 77,765
Series 2018-G, Class C, 5.25%, 06/25/57
(c)
226 222,641
Series 2019-A, Class A, 3.75%, 08/25/57
(a)
427 433,580
Series 2019-A, Class B, 5.25%, 08/25/57
(a)
100 99,003
Series 2019-A, Class C, 0.00%, 08/25/57
(c)
185 152,911
Series 2019-B, Class A, 3.75%, 01/25/59
(a)
735 746,170
Series 2019-B, Class B, 5.25%, 01/25/59
(a)(c)
117 88,335
Series 2019-B, Class C, 0.00%, 01/25/59
(c)
298 256,093
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.30%,
10/21/28
(a)(b)
..................... 500 499,481
American Homes 4 Rent Trust, Series 2014-
SFR3, Class A, 3.68%, 12/17/36
(b)
...... 177 190,285
Anchorage Capital CLO 1-R Ltd., Series 2018-
1RA, Class A1, (LIBOR USD 3 Month +
0.99%), 1.21%, 04/13/31
(a)(b)
.......... 310 310,000
Anchorage Capital CLO 4-R Ltd.
(a)(b)
:
Series 2014-4RA, Class A, (LIBOR USD 3
Month + 1.05%), 1.27%, 01/28/31 .... 250 250,060
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.07%, 01/28/31 .... 250 248,594
Anchorage Capital CLO 5-R Ltd.
(a)(b)
:
Series 2014-5RA, Class B, (LIBOR USD 3
Month + 1.45%), 1.69%, 01/15/30 .... 500 492,557
Series 2014-5RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.09%, 01/15/30 .... 250 249,584
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class AR, (LIBOR USD 3 Month + 1.27%),
1.51%, 07/15/30
(a)(b)
................ 250 250,045
Anchorage Capital CLO Ltd., Series 2013-1A,
Class A1R, (LIBOR USD 3 Month + 1.25%),
1.47%, 10/13/30
(a)(b)
................ 250 250,213
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.32%,
04/15/31
(a)(b)
..................... 500 500,272
Apidos CLO XV, Series 2013-15A, Class A1RR,
(LIBOR USD 3 Month + 1.01%), 1.23%,
04/20/31
(a)(b)
..................... 500 498,027
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
1.41%, 10/15/30
(a)(b)
................ 250 250,282
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (LIBOR USD 1 Month + 0.24%),
0.59%, 05/25/35
(a)
................. USD 44 $ 40,241
Avery Point V CLO Ltd., Series 2014-5A, Class
AR, (LIBOR USD 3 Month + 0.98%), 1.20%,
07/17/26
(a)(b)
..................... 46 46,077
Babson CLO Ltd., Series 2015-2A, Class AR,
(LIBOR USD 3 Month + 1.19%), 1.41%,
10/20/30
(a)(b)
..................... 260 259,810
BankAmerica Manufactured Housing Contract
Trust, Series 1998-2, Class B1, 7.43%,
12/10/25
(a)
...................... 300 126,685
Bayview Financial Revolving Asset Trust
(a)(b)
:
Series 2004-B, Class A1, (LIBOR USD 1
Month + 1.00%), 1.11%, 05/28/39 .... 96 89,795
Series 2005-A, Class A1, (LIBOR USD 1
Month + 1.00%), 1.11%, 02/28/40 .... 131 125,439
Series 2005-E, Class A1, (LIBOR USD 1
Month + 1.00%), 1.11%, 12/28/40 .... 47 42,392
BCMSC Trust
(a)
:
Series 2000-A, Class A2, 7.58%, 06/15/30 . 40 9,976
Series 2000-A, Class A3, 7.83%, 06/15/30 . 37 9,576
Series 2000-A, Class A4, 8.29%, 06/15/30 . 27 7,337
BDS Ltd., Series 2019-FL3, Class A, (LIBOR
USD 1 Month + 1.40%), 1.51%, 12/15/35
(a)(b)
171 170,840
Bear Stearns Asset-Backed Securities I Trust
(a)
:
Series 2007-FS1, Class 1A3, (LIBOR USD 1
Month + 0.17%), 0.28%, 05/25/35 .... 37 36,087
Series 2007-HE2, Class 23A, (LIBOR USD 1
Month + 0.14%), 0.25%, 03/25/37 .... 36 33,882
Series 2007-HE3, Class 1A4, (LIBOR USD 1
Month + 0.35%), 0.46%, 04/25/37 .... 195 187,787
Benefit Street Partners CLO VI Ltd., Series
2015-VIA, Class A1R, (LIBOR USD 3 Month
+ 1.24%), 1.46%, 10/18/29
(a)(b)
......... 250 250,052
BlueMountain CLO Ltd.
(a)(b)
:
Series 2013-1A, Class A1R2, (LIBOR USD 3
Month + 1.23%), 1.45%, 01/20/29 .... 281 281,290
Series 2013-2A, Class A1R, (LIBOR USD 3
Month + 1.18%), 1.40%, 10/22/30 .... 490 490,387
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (LIBOR USD 1 Month +
0.16%), 0.27%, 10/25/36
(a)
........... 58 55,856
CBAM Ltd., Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 1.47%, 07/20/30
(a)(b)
250 250,000
C-BASS Trust, Series 2006-CB7, Class A4,
(LIBOR USD 1 Month + 0.16%), 0.27%,
10/25/36
(a)
...................... 51 42,835
Cedar Funding II CLO Ltd.
(a)(b)
:
Series 2013-1A, Class A1R, (LIBOR USD 3
Month + 1.23%), 1.42%, 06/09/30 .... 250 250,154
Series 2013-1A, Class BR, (LIBOR USD 3
Month + 1.75%), 1.94%, 06/09/30 .... 250 249,728
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class AR, (LIBOR USD 3 Month + 1.09%),
1.31%, 10/20/28
(a)(b)
................ 430 430,375
Cedar Funding VIII CLO Ltd., Series 2017-8A,
Class A1, (LIBOR USD 3 Month + 1.25%),
1.47%, 10/17/30
(a)(b)
................ 510 510,197
CIFC Funding Ltd.
(a)(b)
:
Series 2013-2A, Class A1LR, (LIBOR USD 3
Month + 1.21%), 1.44%, 10/18/30 .... 230 230,092
Series 2014-4RA, Class A1A, (LIBOR USD 3
Month + 1.13%), 1.35%, 10/17/30 .... 540 540,040

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Citigroup Mortgage Loan Trust
(a)
:
Series 2007-AHL2, Class A3B, (LIBOR USD
1 Month + 0.20%), 0.31%, 05/25/37 ... USD 205 $ 164,020
Series 2007-AHL2, Class A3C, (LIBOR USD
1 Month + 0.27%), 0.38%, 05/25/37 ... 93 75,030
Conseco Finance Corp.
(a)
:
Series 1997-3, Class M1, 7.53%, 03/15/28 . 35 35,555
Series 1997-6, Class M1, 7.21%, 01/15/29 . 23 23,030
Series 1998-8, Class M1, 6.98%, 09/01/30 . 103 96,412
Series 1999-5, Class A5, 7.86%, 03/01/30 . 28 16,167
Series 1999-5, Class A6, 7.50%, 03/01/30 . 29 16,471
Series 2001-D, Class B1, (LIBOR USD 1
Month + 2.50%), 2.61%, 11/15/32 .... 51 47,476
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
56 18,115
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
151 47,567
Series 2000-5, Class A7, 8.20%, 05/01/31 . 139 67,557
Countrywide Asset-Backed Certificates
(a)
:
Series 2006-S10, Class A3, (LIBOR USD 1
Month + 0.32%), 0.43%, 10/25/36 .... 18 17,615
Series 2006-SPS1, Class A, (LIBOR USD 1
Month + 0.22%), 0.33%, 12/25/25 .... 1 1,026
Credit-Based Asset Servicing & Securitization
LLC:
Series 2006-CB2, Class AF4, 3.10%,
12/25/36
(d)
.................... 13 12,906
Series 2006-MH1, Class B1, 6.25%,
10/25/36
(b)(d)
................... 100 102,355
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(b)(d)
................... 80 7,911
Series 2007-CB6, Class A4, (LIBOR USD 1
Month + 0.34%), 0.45%, 07/25/37
(a)(b)
.. 46 36,856
CWABS Asset-Backed Certificates Trust
(a)
:
Series 2005-16, Class 1AF, 5.69%, 04/25/36 108 105,813
Series 2006-11, Class 3AV2, (LIBOR USD 1
Month + 0.16%), 0.27%, 09/25/46 .... 5 4,766
CWABS Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, (LIBOR USD 1
Month + 0.27%), 0.38%, 03/15/34
(a)
..... 18 16,818
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class A, (LIBOR USD 1
Month + 0.90%), 1.01%, 10/25/34
(a)
..... 89 88,124
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 ......... 7 7,757
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
:
Series 2006-RES, Class 4Q1B, (LIBOR USD
1 Month + 0.30%), 0.41%, 12/15/33 ... 12 11,238
Series 2006-RES, Class 5B1B, (LIBOR USD
1 Month + 0.19%), 0.30%, 05/15/35
(c)
.. 5 4,963
CWHEQ Revolving Home Equity Loan Trust
(a)
:
Series 2005-B, Class 2A, (LIBOR USD 1
Month + 0.18%), 0.29%, 05/15/35 .... 10 9,317
Series 2006-C, Class 2A, (LIBOR USD 1
Month + 0.18%), 0.29%, 05/15/36 .... 65 63,438
Series 2006-H, Class 1A, (LIBOR USD 1
Month + 0.15%), 0.26%, 11/15/36 .... 43 37,361
Dorchester Park CLO DAC, Series 2015-1A,
Class BR, (LIBOR USD 3 Month + 1.45%),
1.67%, 04/20/28
(a)(b)
................ 250 249,025
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (LIBOR USD 3 Month + 1.12%), 1.36%,
01/15/31
(a)(b)
..................... 800 800,025
Dryden XXV Senior Loan Fund, Series 2012-
25A, Class ARR, (LIBOR USD 3 Month +
0.90%), 1.14%, 10/15/27
(a)(b)
.......... 190 190,454
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
First Franklin Mortgage Loan Trust
(a)
:
Series 2004-FFH3, Class M3, (LIBOR USD
1 Month + 1.05%), 1.16%, 10/25/34 ... USD 33 $ 31,718
Series 2006-FF16, Class 2A3, (LIBOR USD
1 Month + 0.14%), 0.25%, 12/25/36 ... 634 369,735
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 0.26%, 12/25/36 .... 482 451,130
Series 2006-FFH1, Class M2, (LIBOR USD
1 Month + 0.60%), 0.71%, 01/25/36 ... 91 80,094
Flatiron CLO Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 0.89%), 1.13%,
04/15/27
(a)(b)
..................... 109 108,648
Fremont Home Loan Trust, Series 2006-3,
Class 1A1, (LIBOR USD 1 Month + 0.28%),
0.39%, 02/25/37
(a)
................. 94 76,542
GE-WMC Asset-Backed Pass-Through
Certificates, Series 2005-2, Class A2C,
(LIBOR USD 1 Month + 0.50%), 0.61%,
12/25/35
(a)
...................... 8 7,750
GSAA Home Equity Trust, Series 2007-2, Class
AF3, 5.92%, 03/25/37
(a)
............. 27 7,234
GSAMP Trust
(a)
:
Series 2007-H1, Class A1B, (LIBOR USD 1
Month + 0.20%), 0.31%, 01/25/47 .... 26 16,739
Series 2007-HS1, Class M6, (LIBOR USD 1
Month + 2.25%), 2.36%, 02/25/47 .... 40 42,730
Halcyon Loan Advisors Funding Ltd., Series
2015-2A, Class AR, (LIBOR USD 3 Month +
1.08%), 1.30%, 07/25/27
(a)(b)
.......... 158 157,688
Home Equity Asset Trust, Series 2007-1, Class
2A3, (LIBOR USD 1 Month + 0.30%), 0.41%,
05/25/37
(a)
...................... 89 79,086
Home Equity Mortgage Loan Asset-Backed
Trust
(a)
:
Series 2004-A, Class M2, (LIBOR USD 1
Month + 2.03%), 2.13%, 07/25/34 .... 20 20,227
Series 2007-A, Class 2A2, (LIBOR USD 1
Month + 0.19%), 0.30%, 04/25/37 .... 61 46,604
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.37%, 07/25/36
(d)
......... 58 11,888
Home Loan Mortgage Loan Trust, Series 2005-
1, Class A3, (LIBOR USD 1 Month + 0.72%),
0.83%, 04/15/36
(a)
................. 19 18,279
HPS Loan Management Ltd., Series 6A-2015,
Class A1R, (LIBOR USD 3 Month + 1.00%),
1.20%, 02/05/31
(a)(b)
................ 248 248,500
ICG US CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 1.14%), 1.36%,
10/19/28
(a)(b)
..................... 244 244,261
Invitation Homes Trust, Series 2018-SFR3,
Class A, (LIBOR USD 1 Month + 1.00%),
1.11%, 07/17/37
(a)(b)
................ 118 118,353
Irwin Home Equity Loan Trust, Series 2006-3,
Class 2A3, 6.53%, 09/25/37
(b)(d)
........ 23 22,703
JPMorgan Mortgage Acquisition Trust, Series
2006-CW1, Class M1, (LIBOR USD 1 Month
+ 0.41%), 0.51%, 05/25/36
(a)
.......... 100 97,970
LCM 26 Ltd., Series 26A, Class A1, (LIBOR
USD 3 Month + 1.07%), 1.29%, 01/20/31
(a)(b)
280 280,019
LCM XX LP, Series 20A, Class AR, (LIBOR
USD 3 Month + 1.04%), 1.26%, 10/20/27
(a)(b)
222 221,985
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
...................... 61 64,438
Litigation Fee Residual Funding LLC, Series
2015-1,  4.00%, 10/30/27
(c)
........... 26 25,760

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class B2,
(LIBOR USD 1 Month + 3.25%), 3.36%,
03/25/32
(a)
...................... USD 23 $ 22,742
Madison Park Funding XIII Ltd., Series 2014-
13A, Class AR2, (LIBOR USD 3 Month +
0.95%), 1.17%, 04/19/30
(a)(b)
.......... 580 579,727
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class A1R, (LIBOR USD 3 Month +
1.19%), 1.41%, 10/21/30
(a)(b)
.......... 510 510,255
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 1.41%, 07/29/30
(a)(b)
.......... 270 269,946
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month + 1.18%),
1.40%, 12/18/30
(a)(b)
................ 250 249,875
MASTR Specialized Loan Trust, Series 2006-3,
Class A, (LIBOR USD 1 Month + 0.26%),
0.37%, 06/25/46
(a)(b)
................ 14 13,648
Merrill Lynch Mortgage Investors Trust
(a)
:
Series 2006-OPT1, Class M1, (LIBOR USD
1 Month + 0.26%), 0.37%, 08/25/37 ... 34 27,765
Series 2006-RM3, Class A2B, (LIBOR USD
1 Month + 0.18%), 0.29%, 06/25/37 ... 26 8,072
Morgan Stanley ABS Capital I, Inc. Trust
(a)
:
Series 2005-HE1, Class A2MZ, (LIBOR USD
1 Month + 0.60%), 0.71%, 12/25/34 ... 155 146,865
Series 2005-HE5, Class M4, (LIBOR USD 1
Month + 0.87%), 0.98%, 09/25/35 .... 129 91,295
MP CLO III Ltd., Series 2013-1A, Class AR,
(LIBOR USD 3 Month + 1.25%), 1.47%,
10/20/30
(a)(b)
..................... 250 250,067
MP CLO VIII Ltd., Series 2015-2A, Class AR,
(LIBOR USD 3 Month + 0.91%), 1.13%,
10/28/27
(a)(b)
..................... 212 211,792
Navient Private Education Loan Trust, Series
2014-AA, Class A2B, (LIBOR USD 1 Month
+ 1.25%), 1.36%, 02/15/29
(a)(b)
......... 154 154,773
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class A, (LIBOR USD 3
Month + 1.17%), 1.39%, 10/18/30
(a)(b)
.... 250 250,071
Oakwood Mortgage Investors, Inc.
(a)
:
Series 2001-D, Class A2, 5.26%, 01/15/19 . 18 12,371
Series 2001-D, Class A4, 6.93%, 09/15/31 . 10 8,194
Series 2002-B, Class M1, 7.62%, 06/15/32 80 67,634
OCP CLO Ltd.
(a)(b)
:
Series 2016-12A, Class A1R, (LIBOR USD 3
Month + 1.12%), 1.34%, 10/18/28 .... 200 200,065
Series 2017-13A, Class A1A, (LIBOR USD 3
Month + 1.26%), 1.50%, 07/15/30 .... 300 300,052
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.95%), 2.13%, 11/20/30 .... 250 249,928
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (LIBOR USD 3 Month
+ 1.02%), 1.24%, 07/17/30
(a)(b)
......... 250 249,429
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (LIBOR USD 3 Month
+ 1.00%), 1.22%, 01/25/31
(a)(b)
......... 250 249,663
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (LIBOR USD 3 Month + 1.04%), 1.22%,
05/23/31
(a)(b)
..................... 225 224,196
Option One Mortgage Acceptance Corp. Asset-
Backed Certificates, Series 2003-4, Class
A2, (LIBOR USD 1 Month + 0.64%), 0.75%,
07/25/33
(a)
...................... 148 141,673
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Option One Mortgage Loan Trust:
Series 2007-CP1, Class 2A3, (LIBOR USD 1
Month + 0.21%), 0.32%, 03/25/37
(a)
... USD 90 $ 72,574
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(d)
.................... 84 82,654
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(d)
.................... 215 212,733
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(d)
.................... 114 114,114
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (LIBOR USD 1
Month + 1.20%), 1.31%, 10/15/37
(a)(b)(c)
... 52 51,500
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(d)
......... 70 66,854
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
1.47%, 10/22/30
(a)(b)
................ 383 382,495
OZLM XIV Ltd., Series 2015-14A, Class A2AR,
(LIBOR USD 3 Month + 1.70%), 1.94%,
01/15/29
(a)(b)
..................... 250 248,922
Palmer Square CLO Ltd.
(a)(b)
:
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 1.13%), 1.35%, 01/17/31 .... 250 250,011
Series 2018-1A, Class A1, (LIBOR USD 3
Month + 1.03%), 1.25%, 04/18/31 .... 250 250,147
Series 2018-2A, Class A1A, (LIBOR USD 3
Month + 1.10%), 1.32%, 07/16/31 .... 420 420,011
Progress Residential Trust, Series 2017-SFR1,
Class A, 2.77%, 08/17/34
(b)
........... 99 99,970
Race Point IX CLO Ltd., Series 2015-9A, Class
A1AR, (LIBOR USD 3 Month + 1.21%),
1.45%, 10/15/30
(a)(b)
................ 497 497,479
Race Point X CLO Ltd., Series 2016-10A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.32%, 07/25/31
(a)(b)
................ 246 245,608
Regatta VI Funding Ltd., Series 2016-1A, Class
AR, (LIBOR USD 3 Month + 1.08%), 1.30%,
07/20/28
(a)(b)
..................... 253 252,789
Rockford Tower CLO Ltd., Series 2017-3A,
Class A, (LIBOR USD 3 Month + 1.19%),
1.41%, 10/20/30
(a)(b)
................ 250 250,063
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.25%,
04/20/31
(a)(b)
..................... 247 247,153
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%), 1.33%,
01/15/30
(a)(b)
..................... 1,250 1,251,393
SG Mortgage Securities Trust, Series 2006-
OPT2, Class A3D, (LIBOR USD 1 Month +
0.21%), 0.32%, 10/25/36
(a)
........... 100 80,536
Signal Peak CLO 4 Ltd., Series 2017-4A, Class
A, (LIBOR USD 3 Month + 1.21%), 1.43%,
10/26/29
(a)(b)
..................... 250 250,175
Signal Peak CLO 5 Ltd., Series 2018-5A, Class
A, (LIBOR USD 3 Month + 1.11%), 1.33%,
04/25/31
(a)(b)
..................... 250 250,013
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.24%), 1.46%,
07/20/30
(a)(b)
..................... 250 250,047
SLM Private Credit Student Loan Trust, Series
2004-B, Class A3, (LIBOR USD 3 Month +
0.33%), 0.51%, 03/15/24
(a)
........... 113 112,762
SMB Private Education Loan Trust, Series
2015-B, Class B, 3.50%, 12/17/40
(b)
..... 100 103,281

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class A1, (LIBOR USD 3 Month + 1.40%),
1.64%, 04/15/32
(a)(b)
................ USD 800 $ 800,434
Soundview Home Loan Trust, Series 2004-
WMC1, Class M2, (LIBOR USD 1 Month +
0.80%), 0.90%, 01/25/35
(a)
........... 1 1,413
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates, Series 2004-
23XS, Class 2A1, (LIBOR USD 1 Month +
0.45%), 0.56%, 01/25/35
(a)
........... 16 15,504
TCI-Flatiron CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.20%), 1.39%,
11/18/30
(a)(b)
..................... 250 249,803
Towd Point Mortgage Trust, Series 2019-SJ2,
Class M1, 4.50%, 11/25/58
(a)(b)
......... 340 347,226
Tricon American Homes Trust, Series 2018-
SFR1, Class E, 4.56%, 05/17/37
(b)
...... 100 104,085
Venture 35 CLO Ltd., Series 2018-35A, Class
AS, (LIBOR USD 3 Month + 1.65%), 1.87%,
10/22/31
(a)(b)
..................... 100 100,017
Venture XVIII CLO Ltd., Series 2014-18A, Class
AR, (LIBOR USD 3 Month + 1.22%), 1.46%,
10/15/29
(a)(b)
..................... 315 315,056
Voya CLO Ltd., Series 2017-4A, Class A1,
(LIBOR USD 3 Month + 1.13%), 1.37%,
10/15/30
(a)(b)
..................... 250 250,109
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE2A, Class A, (LIBOR
USD 1 Month + 0.13%), 0.25%, 07/25/37
(a)(b)
60 55,053
Washington Mutual Asset-Backed
CertificatesTrust
(a)
:
Series 2006-HE4, Class 2A2, (LIBOR USD 1
Month + 0.18%), 0.29%, 09/25/36 .... 145 64,784
Series 2006-HE5, Class 1A, (LIBOR USD 1
Month + 0.16%), 0.26%, 10/25/36 .... 144 123,683
Yale Mortgage Loan Trust, Series 2007-1, Class
A, (LIBOR USD 1 Month + 0.40%), 0.51%,
06/25/37
(a)(b)
..................... 86 37,029
York CLO-2 Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 1.15%), 1.37%,
01/22/31
(a)(b)
..................... 250 250,116
Total Asset-Backed Securities — 4.3%
(Cost: $32,417,776) ............................... 32,376,896
Corporate Bonds — 34.5%
Aerospace & Defense — 1.4%
BAE Systems Holdings, Inc., 3.85%, 12/15/25
(b)
165 181,632
BAE Systems plc, 3.40%, 04/15/30
(b)
...... 737 782,296
Boeing Co. (The):
2.85%, 10/30/24 .................. 286 299,283
3.95%, 08/01/59 .................. 79 75,944
5.93%, 05/01/60 .................. 112 143,710
Embraer Netherlands Finance BV, 5.40%,
02/01/27 ...................... 36 37,527
Embraer Overseas Ltd., 5.70%, 09/16/23 ... 49 51,435
General Dynamics Corp.:
3.75%, 05/15/28 .................. 20 22,286
3.63%, 04/01/30 .................. 459 507,392
Huntington Ingalls Industries, Inc., 4.20%,
05/01/30 ...................... 339 376,046
L3Harris Technologies, Inc.:
3.85%, 12/15/26 .................. 329 364,249
4.40%, 06/15/28 .................. 680 771,626
1.80%, 01/15/31 .................. 458 428,967
Leidos, Inc., 4.38%, 05/15/30
(b)
......... 541 601,397
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Lockheed Martin Corp.:
3.60%, 03/01/35 .................. USD 523 $ 582,622
3.80%, 03/01/45 .................. 112 123,231
2.80%, 06/15/50 .................. 132 124,496
Northrop Grumman Corp.:
3.25%, 01/15/28 .................. 836 896,811
4.03%, 10/15/47 .................. 217 241,335
5.25%, 05/01/50 .................. 51 66,091
Raytheon Technologies Corp.:
3.15%, 12/15/24 .................. 155 166,584
7.20%, 08/15/27 .................. 45 58,905
7.00%, 11/01/28 .................. 360 462,993
4.13%, 11/16/28 .................. 379 426,805
2.15%, 05/18/30 .................. EUR 155 204,076
2.25%, 07/01/30 .................. USD 395 388,739
4.50%, 06/01/42 .................. 124 147,869
3.75%, 11/01/46 .................. 130 138,559
4.63%, 11/16/48 .................. 151 180,660
3.13%, 07/01/50 .................. 145 140,460
Textron, Inc.:
3.90%, 09/17/29 .................. 235 254,363
2.45%, 03/15/31 .................. 110 106,525
TransDigm , Inc.
(b)
:
8.00%, 12/15/25 .................. 370 402,930
6.25%, 03/15/26 .................. 892 945,698
10,703,542
Air Freight & Logistics — 0.2%
FedEx Corp., 4.10%, 02/01/45 .......... 106 114,624
United Parcel Service, Inc.:
3.40%, 03/15/29 .................. 168 182,618
4.45%, 04/01/30 .................. 590 689,593
5.20%, 04/01/40 .................. 312 400,767
XPO Logistics, Inc.
(b)
:
6.13%, 09/01/23 .................. 45 45,787
6.75%, 08/15/24 .................. 110 115,362
1,548,751
Airlines — 0.5%
Air Canada Pass-Through Trust
(b)
:
Series 2017-1, Class B, 3.70%, 01/15/26 . 1 723
Series 2017-1, Class AA, 3.30%, 01/15/30 84 81,547
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 01/15/23 . 70 70,079
Series 2015-2, Class B, 4.40%, 09/22/23 . 219 207,229
Series 2016-1, Class B, 5.25%, 01/15/24 . 164 155,820
Series 2017-1, Class B, 4.95%, 02/15/25 . 48 44,260
Series 2016-3, Class B, 3.75%, 10/15/25 . 3 2,767
Series 2015-2, Class AA, 3.60%, 09/22/27 39 39,187
Series 2016-1, Class AA, 3.58%, 01/15/28 102 103,404
Series 2019-1, Class B, 3.85%, 02/15/28 . 213 193,628
Series 2016-2, Class AA, 3.20%, 06/15/28 71 70,943
Series 2016-3, Class AA, 3.00%, 10/15/28 346 348,770
Series 2017-1, Class AA, 3.65%, 02/15/29 56 55,984
Series 2019-1, Class AA, 3.15%, 02/15/32 203 202,398
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 ..... 505 523,122
Gol Finance SA, 7.00%, 01/31/25
(b)
....... 107 87,138
Turkish Airlines Pass-Through Trust, Series
2015-1, Class A, 4.20%, 03/15/27
(b)
..... 27 24,591
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 04/11/22 . 11 11,115
Series 2014-2, Class B, 4.63%, 09/03/22 . 17 17,511
Series 2016-2, Class B, 3.65%, 10/07/25 . 11 10,303
Series 2020-1, Class B, 4.88%, 01/15/26 . 135 140,063
Series 2014-1, Class A, 4.00%, 04/11/26 . 134 138,529

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Airlines (continued)
Series 2020-1, Class A, 5.88%, 10/15/27 . USD 434 $ 481,441
Series 2015-1, Class AA, 3.45%, 12/01/27 36 37,624
Series 2019-2, Class B, 3.50%, 05/01/28 . 151 146,983
Series 2016-1, Class AA, 3.10%, 07/07/28 11 11,669
Series 2016-2, Class AA, 2.88%, 10/07/28 73 73,625
Series 2018-1, Class AA, 3.50%, 03/01/30 35 36,161
Series 2019-2, Class AA, 2.70%, 05/01/32 128 124,395
3,441,009
Auto Components — 0.0%
American Axle & Manufacturing, Inc., 6.25%,
04/01/25 ...................... 74 76,220
Magna International, Inc., 2.45%, 06/15/30 .. 122 122,751
198,971
Automobiles — 0.5%
BMW US Capital LLC, 2.55%, 04/01/31
(b)
... 167 167,454
Daimler Finance North America LLC, 3.35%,
05/04/21
(b)
..................... 430 431,039
General Motors Co.:
4.88%, 10/02/23 .................. 295 322,952
6.13%, 10/01/25 .................. 222 261,052
Hyundai Capital America
(b)
:
3.95%, 02/01/22 .................. 305 313,292
2.38%, 02/10/23 .................. 601 616,213
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
... 1,159 1,271,175
3,383,177
Banks — 6.1%
Banco Santander SA:
2.71%, 06/27/24 .................. 600 633,093
1.85%, 03/25/26 .................. 400 399,234
3.31%, 06/27/29 .................. 200 211,979
Bangkok Bank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34
(a)
........... 200 201,375
Bank of America Corp.:
(LIBOR USD 3 Month + 0.63%), 3.50%,
05/17/22
(a)
.................... 285 286,062
(LIBOR USD 3 Month + 1.02%), 2.88%,
04/24/23
(a)
.................... 127 130,038
(LIBOR USD 3 Month + 0.93%), 2.82%,
07/21/23
(a)
.................... 83 85,444
(LIBOR USD 3 Month + 0.78%), 3.55%,
03/05/24
(a)
.................... 234 246,887
(LIBOR USD 3 Month + 0.94%), 3.86%,
07/23/24
(a)
.................... 116 124,244
4.00%, 01/22/25 .................. 287 314,297
Series L, 3.95%, 04/21/25 ........... 327 358,542
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
.................... 2,025 2,122,585
(LIBOR USD 3 Month + 0.81%), 3.37%,
01/23/26
(a)
.................... 236 254,074
(LIBOR USD 3 Month + 0.64%), 2.01%,
02/13/26
(a)
.................... 127 130,080
4.45%, 03/03/26 .................. 387 434,995
(SOFR + 1.01%), 1.20%, 10/24/26
(a)
.... 851 839,969
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
.................... 875 957,071
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
.................... 1,445 1,551,757
(LIBOR USD 3 Month + 1.07%), 3.97%,
03/05/29
(a)
.................... 56 61,705
(LIBOR USD 3 Month + 1.31%), 4.27%,
07/23/29
(a)
.................... 678 762,280
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
.................... 693 769,151
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
.................... USD 422 $ 442,985
(LIBOR USD 3 Month + 1.32%), 4.08%,
04/23/40
(a)
.................... 374 414,204
Bank of East Asia Ltd. (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.26%), 5.87%
(a)(e)
........... 250 266,797
Barclays plc
(a)
:
(LIBOR USD 3 Month + 1.90%), 4.97%,
05/16/29 ..................... 636 731,299
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%),
2.67%, 03/10/32 ................ 255 248,915
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%),
3.81%, 03/10/42 ................ 350 342,873
BNP Paribas SA
(a)(b)
:
(LIBOR USD 3 Month + 1.11%), 2.82%,
11/19/25 ..................... 842 886,337
(SOFR + 1.51%), 3.05%, 01/13/31 ...... 600 615,051
Citigroup, Inc.:
4.40%, 06/10/25 .................. 349 387,817
4.60%, 03/09/26 .................. 125 141,048
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28
(a)
.................... 1,396 1,526,697
(LIBOR USD 3 Month + 1.19%), 4.07%,
04/23/29
(a)
.................... 556 618,550
(LIBOR USD 3 Month + 1.34%), 3.98%,
03/20/30
(a)
.................... 69 76,387
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
..... 1,478 1,528,530
(SOFR + 1.15%), 2.67%, 01/29/31
(a)
.... 192 192,907
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
..... 246 245,808
Citizens Financial Group, Inc., 3.25%, 04/30/30 143 151,844
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................. 316 329,125
Danske Bank A/S:
5.00%, 01/12/22
(b)
................. 400 413,416
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)(b)
.............. 263 264,438
5.38%, 01/12/24
(b)
................. 300 334,527
5.38%, 01/12/24 .................. 200 223,018
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%, 09/11/26
(a)(b)
.............. 200 197,837
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
....... 200 201,187
HSBC Holdings plc
(a)
:
(LIBOR USD 3 Month + 1.53%), 4.58%,
06/19/29 ..................... 800 899,038
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%),
4.70%
(e)
...................... 310 305,350
ING Groep NV:
4.10%, 10/02/23 .................. 710 768,656
4.63%, 01/06/26
(b)
................. 692 784,384
(SOFR + 1.01%), 1.00%, 04/01/27
(a)
.... 200 200,116
Itau Unibanco Holding SA
(b)
:
2.90%, 01/24/23 .................. 250 255,000
3.25%, 01/24/25 .................. 250 254,812
JPMorgan Chase & Co.:
(SOFR + 0.60%), 0.65%, 09/16/24
(a)
.... 370 370,720
(LIBOR USD 3 Month + 1.00%), 4.02%,
12/05/24
(a)
.................... 1,450 1,573,137
3.13%, 01/23/25 .................. 307 328,914
3.90%, 07/15/25 .................. 674 744,021
(SOFR + 1.59%), 2.00%, 03/13/26
(a)
.... 1,241 1,276,182

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
3.20%, 06/15/26 .................. USD 78 $ 84,321
(SOFR + 0.80%), 1.05%, 11/19/26
(a)
..... 264 257,851
(LIBOR USD 3 Month + 1.25%), 3.96%,
01/29/27
(a)
.................... 1,258 1,391,294
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
.................... 527 580,850
(LIBOR USD 3 Month + 1.38%), 3.54%,
05/01/28
(a)
.................... 1,765 1,920,937
(LIBOR USD 3 Month + 1.12%), 4.01%,
04/23/29
(a)
.................... 554 617,810
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
.................... 80 91,637
(LIBOR USD 3 Month + 1.58%), 4.26%,
02/22/48
(a)
.................... 117 135,843
(LIBOR USD 3 Month + 1.46%), 4.03%,
07/24/48
(a)
.................... 470 526,877
Kasikornbank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.70%), 3.34%, 10/02/31
(a)
........... 200 203,937
Lloyds Banking Group plc:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.63%, 05/11/27
(a)
............... 344 341,499
4.38%, 03/22/28 .................. 228 255,904
4.55%, 08/16/28 .................. 200 227,664
(LIBOR USD 3 Month + 1.21%), 3.57%,
11/07/28
(a)
.................... 200 215,966
Mitsubishi UFJ Financial Group, Inc.:
2.62%, 07/18/22 .................. 1,135 1,166,333
2.19%, 02/25/25 .................. 868 895,341
1.41%, 07/17/25 .................. 223 222,847
Mizuho Financial Group, Inc.
(a)
:
(LIBOR USD 3 Month + 1.10%), 2.55%,
09/13/25 ..................... 719 752,032
(LIBOR USD 3 Month + 1.51%), 2.20%,
07/10/31 ..................... 200 193,086
(LIBOR USD 3 Month + 1.27%), 1.98%,
09/08/31 ..................... 425 400,836
NBK Tier 1 Financing Ltd., (USD Swap Semi 6
Year + 2.88%), 3.62%
(a)(b)(e)
.......... 200 198,798
Santander UK Group Holdings plc:
2.88%, 08/05/21 .................. 240 242,007
3.57%, 01/10/23 .................. 963 984,392
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%),
1.53%, 08/21/26
(a)
............... 240 237,999
(LIBOR USD 3 Month + 1.40%), 3.82%,
11/03/28
(a)
.................... 200 218,364
Sumitomo Mitsui Financial Group, Inc.:
3.94%, 10/16/23 .................. 121 130,957
2.70%, 07/16/24 .................. 395 417,607
2.35%, 01/15/25 .................. 644 668,445
3.78%, 03/09/26 .................. 201 221,516
US Bancorp, 3.00%, 07/30/29 .......... 127 133,081
Washington Mutual Escrow Bonds
(c)(f)(g)
:
0.00%, 11/06/09 .................. 300 —
0.00%, 09/19/17
(h)
................. 250 —
0.00%, 09/29/17 .................. 500 —
Wells Fargo & Co.:
3.00%, 04/22/26 .................. 232 247,918
3.00%, 10/23/26 .................. 200 213,462
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
.................... 623 679,235
(SOFR + 2.10%), 2.39%, 06/02/28
(a)
.... 52 53,295
(LIBOR USD 3 Month + 1.17%), 2.88%,
10/30/30
(a)
.................... 167 172,029
Security
Par (000)
Par (000) Value
Banks (continued)
(SOFR + 2.53%), 3.07%, 04/30/41
(a)
.... USD 931 $ 912,945
45,631,704
Beverages — 0.7%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 . 1,243 1,456,135
Anheuser-Busch InBev Worldwide, Inc.:
4.75%, 01/23/29 .................. 1,253 1,464,191
3.50%, 06/01/30 .................. 1,204 1,303,879
Coca-Cola Co. (The):
1.00%, 03/09/41 .................. EUR 210 240,504
Keurig Dr Pepper, Inc., 3.20%, 05/01/30 .... USD 421 445,471
PepsiCo, Inc., 3.38%, 07/29/49 ......... 159 164,243
5,074,423
Biotechnology — 0.9%
AbbVie, Inc.:
2.30%, 11/21/22 .................. 197 202,712
2.60%, 11/21/24 .................. 1,563 1,650,213
3.20%, 05/14/26 .................. 1,281 1,383,884
4.55%, 03/15/35 .................. 129 149,805
4.50%, 05/14/35 .................. 603 708,032
4.85%, 06/15/44 .................. 14 17,007
4.70%, 05/14/45 .................. 342 405,055
4.88%, 11/14/48 .................. 50 60,221
Amgen, Inc.:
2.45%, 02/21/30 .................. 350 352,424
4.40%, 05/01/45 .................. 456 527,932
Biogen, Inc.:
2.25%, 05/01/30 .................. 393 381,253
3.15%, 05/01/50 .................. 176 161,631
Gilead Sciences, Inc.:
4.80%, 04/01/44 .................. 50 60,111
4.75%, 03/01/46 .................. 549 663,582
6,723,862
Building Products — 0.2%
Carrier Global Corp., 2.24%, 02/15/25 ..... 981 1,015,775
Johnson Controls International plc, 5.13%,
09/14/45 ...................... 5 6,219
Masonite International Corp., 5.38%, 02/01/28
(b)
54 57,307
Owens Corning, 3.95%, 08/15/29 ........ 41 45,119
Standard Industries, Inc.
(b)
:
5.00%, 02/15/27 .................. 53 55,253
4.75%, 01/15/28 .................. 22 22,805
1,202,478
Capital Markets — 2.3%
Bank of New York Mellon Corp. (The), (LIBOR
USD 3 Month + 1.07%), 3.44%, 02/07/28
(a)
. 293 322,003
Charles Schwab Corp. (The), 3.20%, 01/25/28 105 113,661
Credit Suisse AG, 3.63%, 09/09/24 ....... 263 285,012
Credit Suisse Group AG, (LIBOR USD 3 Month
+ 1.24%), 4.21%, 06/12/24
(a)(b)
........ 252 269,136
Deutsche Bank AG:
(SOFR + 1.13%), 1.00%, 04/01/25
(a)
.... 749 748,739
1.69%, 03/19/26 .................. 755 753,323
(SOFR + 3.04%), 3.55%, 09/18/31
(a)
.... 150 154,888
Goldman Sachs Group, Inc. (The):
3.50%, 01/23/25 .................. 180 194,247
3.50%, 04/01/25 .................. 2,520 2,730,200
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
.................... 247 265,048
(SOFR + 0.61%), 0.86%, 02/12/26
(a)
.... 288 283,076
3.75%, 02/25/26 .................. 353 387,793
(LIBOR USD 3 Month + 1.17%), 1.36%,
05/15/26
(a)
.................... 376 380,910
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
.... 700 693,732

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(LIBOR USD 3 Month + 1.51%), 3.69%,
06/05/28
(a)
.................... USD 471 $ 515,351
Huarong Finance Co. Ltd.:
3.25%, 11/13/24 .................. 200 206,761
3.88%, 11/13/29 .................. 200 202,250
Intercontinental Exchange, Inc.:
3.75%, 09/21/28 .................. 121 133,067
2.10%, 06/15/30 .................. 150 144,055
1.85%, 09/15/32 .................. 278 254,489
Moody's Corp., 3.25%, 01/15/28 ......... 103 110,613
Morgan Stanley:
(SOFR + 1.15%), 2.72%, 07/22/25
(a)
.... 3 3,165
3.88%, 01/27/26 .................. 948 1,054,117
3.63%, 01/20/27 .................. 1,008 1,106,029
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 166 180,971
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
.................... 376 411,246
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
.................... 646 739,677
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
.... 1,655 1,684,009
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
.... 130 141,147
Northern Trust Corp., 3.15%, 05/03/29 ..... 107 114,671
State Street Corp., 2.40%, 01/24/30 ...... 244 248,240
UBS Group AG
(b)
:
(LIBOR USD 3 Month + 0.95%), 2.86%,
08/15/23
(a)
.................... 510 525,777
(USD Swap Semi 5 Year + 4.34%), 7.00%
(a)
(e)
.......................... 490 538,211
4.13%, 09/24/25 .................. 870 965,660
4.13%, 04/15/26 .................. 200 223,173
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%, 01/30/27
(a)
............... 381 375,455
17,459,902
Chemicals — 0.5%
Braskem Netherlands Finance BV, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 8.22%), 8.50%, 01/23/81
(a)
(b)
.......................... 262 297,370
Cydsa SAB de CV, 6.25%, 10/04/27
(b)
..... 200 209,500
Dow Chemical Co. (The):
9.00%, 04/01/21 .................. 135 135,000
4.55%, 11/30/25 .................. 336 381,190
2.10%, 11/15/30 .................. 446 429,901
1.13%, 03/15/32 .................. EUR 115 137,167
DuPont de Nemours, Inc., 4.49%, 11/15/25 .. USD 515 582,029
Ecolab, Inc., 4.80%, 03/24/30 .......... 267 319,392
LYB International Finance III LLC, 4.20%,
05/01/50 ...................... 255 274,133
MEGlobal Canada ULC:
5.00%, 05/18/25
(b)
................. 200 222,312
5.00%, 05/18/25 .................. 200 222,313
Sasol Financing USA LLC, 5.50%, 03/18/31 .. 200 195,500
Sherwin-Williams Co. (The):
4.20%, 01/15/22 .................. 260 265,272
2.95%, 08/15/29 .................. 23 23,953
2.30%, 05/15/30 .................. 352 346,675
4,041,707
Commercial Services & Supplies — 0.3%
Aramark Services, Inc.:
4.75%, 06/01/26 .................. 52 53,456
5.00%, 02/01/28
(b)
................. 125 129,719
Clean Harbors, Inc., 4.88%, 07/15/27
(b)
..... 57 60,135
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
106 107,913
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Nielsen Co. Luxembourg SARL (The), 5.00%,
02/01/25
(b)
..................... USD 53 $ 54,193
RELX Capital, Inc.:
3.50%, 03/16/23 .................. 355 373,917
4.00%, 03/18/29 .................. 404 445,634
3.00%, 05/22/30 .................. 507 525,835
Republic Services, Inc.:
2.90%, 07/01/26 .................. 131 139,703
3.95%, 05/15/28 .................. 81 90,397
2.30%, 03/01/30 .................. 177 175,825
Waste Management, Inc., 1.15%, 03/15/28 .. 370 350,507
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 55 56,306
2,563,540
Communications Equipment — 0.1%
Juniper Networks, Inc., 2.00%, 12/10/30 .... 156 143,555
Motorola Solutions, Inc.:
4.60%, 05/23/29 .................. 623 706,673
5.50%, 09/01/44 .................. 179 217,021
1,067,249
Construction & Engineering — 0.0%
Mexico City Airport Trust, 5.50%, 07/31/47 .. 200 197,060
Stoneway Capital Corp.
(f)(g)
:
10.00%, 03/01/27 ................. 133 52,305
10.00%, 03/01/27
(b)
................ 133 52,305
301,670
Construction Materials — 0.0%
US Concrete, Inc., 6.38%, 06/01/24 ....... 17 17,361
Consumer Finance — 0.7%
AerCap Ireland Capital DAC:
1.75%, 01/30/26 .................. 150 145,690
4.45%, 04/03/26 .................. 190 205,704
Capital One Financial Corp., 3.90%, 01/29/24 456 493,017
Discover Financial Services, 4.50%, 01/30/26 149 168,006
General Motors Financial Co., Inc.:
5.20%, 03/20/23 .................. 1,565 1,697,227
3.70%, 05/09/23 .................. 66 69,515
5.10%, 01/17/24 .................. 173 191,317
4.00%, 01/15/25 .................. 460 499,666
4.35%, 04/09/25 .................. 396 434,340
2.75%, 06/20/25 .................. 105 109,610
Hyundai Capital Services, Inc., 3.00%,
08/29/22
(b)
..................... 250 257,523
Navient Corp.:
6.63%, 07/26/21 .................. 74 75,388
6.50%, 06/15/22 .................. 100 104,887
7.25%, 09/25/23 .................. 58 62,775
5.88%, 10/25/24 .................. 55 57,756
6.75%, 06/25/25 .................. 57 61,888
6.75%, 06/15/26 .................. 55 59,620
Toyota Motor Credit Corp.:
2.15%, 02/13/30 .................. 230 228,431
3.38%, 04/01/30 .................. 217 235,536
5,157,896
Containers & Packaging — 0.0%
Ball Corp.:
5.25%, 07/01/25 .................. 22 24,860
4.88%, 03/15/26 .................. 17 19,011
International Paper Co.:
6.00%, 11/15/41 .................. 42 56,970
4.40%, 08/15/47 .................. 124 145,100
Owens-Brockway Glass Container, Inc., 5.88%,
08/15/23
(b)
..................... 78 83,558
329,499

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc.:
5.88%, 05/15/26 .................. USD 67 $ 69,189
4.00%, 01/15/28 .................. 90 90,000
Performance Food Group, Inc., 5.50%,
10/15/27 ...................... 118 123,400
282,589
Diversified Financial Services — 0.3%
Banco Votorantim SA, 4.00%, 09/24/22
(b)
... 200 206,438
Coastal Emerald Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
7.45%), 4.30%
(a)(e)
................ 200 203,750
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 400 457,904
MDGH - GMTN BV, 2.88%, 11/07/29
(b)
..... 200 206,938
Operadora de Servicios Mega SA de CV
SOFOM ER, 8.25%, 02/11/25
(b)
........ 200 202,037
ORIX Corp., 2.90%, 07/18/22 .......... 155 159,703
Shell International Finance BV:
3.88%, 11/13/28 .................. 128 142,878
2.38%, 11/07/29 .................. 809 816,404
4.38%, 05/11/45 .................. 123 143,982
2,540,034
Diversified Telecommunication Services — 1.8%
Altice France SA, 7.38%, 05/01/26
(b)
...... 516 536,692
AT&T, Inc.:
0.00%, 11/27/22
(b)(h)
................ 1,000 991,347
1.70%, 03/25/26 .................. 417 416,854
3.80%, 02/15/27 .................. 164 181,366
1.65%, 02/01/28 .................. 277 268,350
4.35%, 03/01/29 .................. 505 571,245
4.30%, 02/15/30 .................. 237 266,808
2.75%, 06/01/31 .................. 669 666,315
2.55%, 12/01/33
(b)
................. 203 192,726
4.50%, 05/15/35 .................. 568 640,627
2.60%, 05/19/38 .................. EUR 175 231,445
3.50%, 09/15/53
(b)
................. USD 353 326,220
3.55%, 09/15/55
(b)
................. 494 452,063
3.80%, 12/01/57
(b)
................. 174 165,541
CCO Holdings LLC
(b)
:
5.75%, 02/15/26 .................. 158 163,016
5.50%, 05/01/26 .................. 134 138,194
5.13%, 05/01/27 .................. 288 304,507
5.88%, 05/01/27 .................. 71 73,272
5.00%, 02/01/28 .................. 305 322,583
5.38%, 06/01/29 .................. 138 148,005
4.75%, 03/01/30 .................. 159 164,764
Deutsche Telekom International Finance BV,
3.60%, 01/19/27
(b)
................ 150 164,370
Level 3 Financing, Inc.:
5.25%, 03/15/26 .................. 82 84,460
4.63%, 09/15/27
(b)
................. 22 22,642
Verizon Communications, Inc.:
4.13%, 03/16/27 .................. 579 655,966
2.10%, 03/22/28 .................. 198 198,830
3.88%, 02/08/29 .................. 568 631,870
3.15%, 03/22/30 .................. 836 881,751
1.50%, 09/18/30 .................. 834 765,705
1.68%, 10/30/30
(b)
................. 251 232,862
1.75%, 01/20/31 .................. 88 81,949
2.55%, 03/21/31 .................. 87 86,921
4.27%, 01/15/36 .................. 1,292 1,460,327
4.52%, 09/15/48 .................. 197 228,497
3.55%, 03/22/51 .................. 153 152,785
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.70%, 03/22/61 .................. USD 387 $ 382,401
13,253,276
Electric Utilities — 2.3%
Adani Transmission Ltd., 4.25%, 05/21/36 ... 193 199,031
AEP Texas, Inc.:
3.95%, 06/01/28 .................. 310 342,991
Series H, 3.45%, 01/15/50 ........... 91 88,779
AEP Transmission Co. LLC:
4.25%, 09/15/48 .................. 140 161,011
3.80%, 06/15/49 .................. 155 167,788
3.15%, 09/15/49 .................. 115 112,315
Series M, 3.65%, 04/01/50 ........... 152 161,229
Alabama Power Co.:
4.15%, 08/15/44 .................. 5 5,545
3.45%, 10/01/49 .................. 242 246,752
Baltimore Gas & Electric Co.:
3.75%, 08/15/47 .................. 166 177,559
4.25%, 09/15/48 .................. 105 121,797
3.20%, 09/15/49 .................. 125 121,377
2.90%, 06/15/50 .................. 100 92,465
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 04/01/31 .......... 120 120,035
3.95%, 03/01/48 .................. 85 94,327
Series AF, 3.35%, 04/01/51 .......... 195 196,076
China Huaneng Group Hong Kong Treasury
Management Holding Ltd., 3.00%, 12/10/29 200 201,625
Commonwealth Edison Co.:
Series 127, 3.20%, 11/15/49 .......... 180 176,201
Series 130, 3.13%, 03/15/51 .......... 30 29,106
DTE Electric Co.:
Series A, 4.05%, 05/15/48 ........... 265 300,206
3.95%, 03/01/49 .................. 121 135,247
Duke Energy Carolinas LLC:
3.95%, 11/15/28 .................. 72 81,018
2.45%, 02/01/30 .................. 437 439,861
3.88%, 03/15/46 .................. 32 34,538
3.70%, 12/01/47 .................. 104 110,476
3.95%, 03/15/48 .................. 155 170,028
3.20%, 08/15/49 .................. 42 41,188
Duke Energy Florida LLC:
3.80%, 07/15/28 .................. 100 110,900
2.50%, 12/01/29 .................. 550 560,882
4.20%, 07/15/48 .................. 34 38,932
Duke Energy Ohio, Inc., 3.65%, 02/01/29 ... 112 121,794
Duke Energy Progress LLC, 3.45%, 03/15/29 . 435 472,843
Edison International:
2.40%, 09/15/22 .................. 42 42,830
4.95%, 04/15/25 .................. 272 303,611
Entergy Louisiana LLC, 4.20%, 09/01/48 ... 256 288,285
Exelon Corp.:
5.10%, 06/15/45 .................. 35 43,392
4.45%, 04/15/46 .................. 67 76,804
FEL Energy VI SARL, 5.75%, 12/01/40 ..... 200 204,000
FirstEnergy Corp.:
2.05%, 03/01/25 .................. 52 52,269
Series B, 4.40%, 07/15/27
(d)
.......... 349 375,175
2.65%, 03/01/30 .................. 158 150,249
Series B, 2.25%, 09/01/30 ........... 79 73,272
Series C, 5.35%, 07/15/47
(d)
.......... 125 140,397
Series C, 3.40%, 03/01/50 ........... 71 62,125
FirstEnergy Transmission LLC
(b)
:
4.35%, 01/15/25 .................. 666 721,943
5.45%, 07/15/44 .................. 42 48,525
4.55%, 04/01/49 .................. 550 580,004

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Florida Power & Light Co.:
3.95%, 03/01/48 .................. USD 331 $ 377,546
3.15%, 10/01/49 .................. 468 471,002
Genneia SA, 8.75%, 01/20/22 .......... 103 91,606
MidAmerican Energy Co.:
3.10%, 05/01/27 .................. 193 209,166
3.65%, 04/15/29 .................. 460 510,265
6.75%, 12/30/31 .................. 61 84,657
4.25%, 07/15/49 .................. 131 153,856
3.15%, 04/15/50 .................. 120 117,930
Mong Duong Finance Holdings BV, 5.13%,
05/07/29 ...................... 250 250,547
Northern States Power Co.:
2.25%, 04/01/31 .................. 140 139,827
3.60%, 05/15/46 .................. 27 28,483
2.90%, 03/01/50 .................. 88 84,061
2.60%, 06/01/51 .................. 123 110,144
3.20%, 04/01/52 .................. 50 50,126
NRG Energy, Inc.:
7.25%, 05/15/26 .................. 110 114,400
6.63%, 01/15/27 .................. 133 138,320
2.45%, 12/02/27
(b)
................. 393 390,629
5.75%, 01/15/28 .................. 88 93,500
5.25%, 06/15/29
(b)
................. 80 85,600
NSTAR Electric Co., 3.95%, 04/01/30 ..... 59 66,299
Ohio Power Co.:
Series G, 6.60%, 02/15/33 ........... 140 187,635
4.00%, 06/01/49 .................. 125 139,581
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/28 .................. 267 296,117
3.80%, 09/30/47 .................. 101 108,730
4.10%, 11/15/48 .................. 83 94,073
3.80%, 06/01/49 .................. 89 96,762
3.10%, 09/15/49 .................. 76 73,782
PECO Energy Co., 3.05%, 03/15/51 ...... 308 300,951
Public Service Electric & Gas Co.:
3.65%, 09/01/28 .................. 210 232,553
2.05%, 08/01/50 .................. 35 28,158
Southern California Edison Co.:
1.85%, 02/01/22 .................. 42 42,195
Series E, 3.70%, 08/01/25 ........... 136 148,532
Series 20C, 1.20%, 02/01/26 ......... 311 306,491
Series A, 4.20%, 03/01/29 ........... 105 116,720
2.25%, 06/01/30 .................. 357 345,612
4.00%, 04/01/47 .................. 73 75,198
Southwestern Public Service Co., Series 8,
3.15%, 05/01/50 ................. 195 189,849
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 200 217,750
Tampa Electric Co.:
4.30%, 06/15/48 .................. 30 33,880
4.45%, 06/15/49 .................. 175 203,296
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
..................... 700 751,117
Virginia Electric & Power Co.:
Series A, 3.80%, 04/01/28 ........... 62 68,467
Series A, 6.00%, 05/15/37 ........... 66 88,525
6.35%, 11/30/37 .................. 50 69,659
4.00%, 01/15/43 .................. 257 285,321
Vistra Operations Co. LLC
(b)
:
5.50%, 09/01/26 .................. 108 111,915
5.63%, 02/15/27 .................. 140 145,513
5.00%, 07/31/27 .................. 140 144,203
4.30%, 07/15/29 .................. 503 531,586
17,598,938
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc., 4.38%, 11/15/57 .......... USD 75 $ 81,912
Energy Equipment & Services — 0.0%
Hilong Holding Ltd., 8.25%, 09/26/22
(f)(g)
.... 200 151,938
Entertainment — 0.2%
Activision Blizzard, Inc.:
1.35%, 09/15/30 .................. 166 149,962
2.50%, 09/15/50 .................. 170 142,661
NBCUniversal Media LLC:
5.95%, 04/01/41 .................. 183 257,107
4.45%, 01/15/43 .................. 164 193,693
Netflix, Inc.:
4.88%, 04/15/28 .................. 36 40,725
6.38%, 05/15/29 .................. 18 22,320
5.38%, 11/15/29
(b)
................. 20 23,651
4.88%, 06/15/30
(b)
................. 22 25,334
Walt Disney Co. (The):
2.75%, 09/01/49 .................. 85 77,821
4.70%, 03/23/50 .................. 466 583,982
1,517,256
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.:
5.00%, 02/15/24 .................. 16 17,853
2.40%, 03/15/25 .................. 865 902,424
1.60%, 04/15/26 .................. 26 26,059
3.95%, 03/15/29 .................. 143 157,424
3.80%, 08/15/29 .................. 311 338,603
2.10%, 06/15/30 .................. 197 187,464
ARI FCP Investments LP, (LIBOR USD 1 Month
+ 2.90%), 3.00%, 01/06/25
(a)(c)
........ 722 716,485
Crown Castle International Corp.:
1.05%, 07/15/26 .................. 375 363,085
3.80%, 02/15/28 .................. 83 90,419
4.30%, 02/15/29 .................. 126 141,235
3.10%, 11/15/29 .................. 583 601,772
3.30%, 07/01/30 .................. 534 558,962
5.20%, 02/15/49 .................. 106 129,531
Digital Dutch Finco BV:
1.50%, 03/15/30 .................. EUR 315 389,253
1.00%, 01/15/32 .................. 180 209,211
Duke Realty LP, 1.75%, 02/01/31 ........ USD 416 386,410
Equinix , Inc.:
1.25%, 07/15/25 .................. 135 133,869
1.00%, 09/15/25 .................. 433 425,180
ESH Hospitality, Inc.
(b)
:
5.25%, 05/01/25 .................. 136 138,720
4.63%, 10/01/27 .................. 17 17,980
GLP Capital LP:
5.75%, 06/01/28 .................. 287 331,075
4.00%, 01/15/30 .................. 429 446,267
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 .................. 239 256,535
4.50%, 09/01/26 .................. 66 69,075
5.75%, 02/01/27 .................. 107 117,960
MPT Operating Partnership LP:
5.25%, 08/01/26 .................. 11 11,357
5.00%, 10/15/27 .................. 150 157,801
4.63%, 08/01/29 .................. 20 21,041
National Retail Properties, Inc., 3.50%,
04/15/51 ...................... 203 199,346
Prologis Euro Finance LLC, 1.50%, 09/10/49 . EUR 255 290,286
Realty Income Corp., 3.25%, 01/15/31 ..... USD 174 183,670
RHP Hotel Properties LP, 4.75%, 10/15/27 .. 92 94,173
Service Properties Trust, 4.35%, 10/01/24 ... 56 55,672

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Trust Fibra Uno, 6.39%, 01/15/50
(b)
....... USD 200 $ 220,250
VICI Properties LP
(b)
:
3.50%, 02/15/25 .................. 81 82,468
4.25%, 12/01/26 .................. 28 28,646
3.75%, 02/15/27 .................. 17 17,000
4.63%, 12/01/29 .................. 22 22,822
4.13%, 08/15/30 .................. 22 22,192
8,559,575
Food & Staples Retailing — 0.1%
Albertsons Cos., Inc.:
3.50%, 02/15/23
(b)
................. 83 84,660
5.75%, 03/15/25 .................. 43 44,406
7.50%, 03/15/26
(b)
................. 138 152,437
4.63%, 01/15/27
(b)
................. 30 31,093
5.88%, 02/15/28
(b)
................. 102 108,758
4.88%, 02/15/30
(b)
................. 22 22,616
Alimentation Couche-Tard, Inc., 3.55%,
07/26/27
(b)
..................... 382 414,616
858,586
Food Products — 0.2%
BRF GmbH, 4.35%, 09/29/26
(b)
......... 200 204,563
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
.. 54 56,767
JBS USA LUX SA
(b)
:
6.75%, 02/15/28 .................. 102 111,435
6.50%, 04/15/29 .................. 159 179,590
5.50%, 01/15/30 .................. 28 30,989
Lamb Weston Holdings, Inc.
(b)
:
4.63%, 11/01/24 .................. 89 92,357
4.88%, 11/01/26 .................. 89 92,048
Mondelez International, Inc., 2.75%, 04/13/30 234 238,899
Pilgrim's Pride Corp., 5.88%, 09/30/27
(b)
.... 190 203,623
Post Holdings, Inc.
(b)
:
5.75%, 03/01/27 .................. 147 154,609
5.63%, 01/15/28 .................. 108 113,641
5.50%, 12/15/29 .................. 85 91,018
1,569,539
Gas Utilities — 0.1%
Atmos Energy Corp.:
4.13%, 03/15/49 .................. 91 101,012
3.38%, 09/15/49 .................. 14 13,916
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 532 488,430
Eastern Energy Gas Holdings LLC:
4.80%, 11/01/43 .................. 45 51,395
4.60%, 12/15/44 .................. 46 51,380
ONE Gas, Inc., 2.00%, 05/15/30 ......... 80 75,660
Piedmont Natural Gas Co., Inc.:
2.50%, 03/15/31 .................. 175 173,201
3.64%, 11/01/46 .................. 25 25,341
980,335
Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp., 2.65%, 06/01/30 ... 178 179,651
DH Europe Finance II SARL, 1.80%, 09/18/49 EUR 100 124,074
Medtronic Global Holdings SCA:
1.50%, 07/02/39 .................. 165 201,342
1.75%, 07/02/49 .................. 100 123,772
Teleflex, Inc., 4.63%, 11/15/27 .......... USD 52 55,055
683,894
Health Care Providers & Services — 1.4%
Aetna, Inc.:
6.63%, 06/15/36 .................. 74 103,282
4.75%, 03/15/44 .................. 65 76,082
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Anthem, Inc.:
4.10%, 03/01/28 .................. USD 266 $ 299,165
3.60%, 03/15/51 .................. 155 160,441
Centene Corp.:
5.38%, 06/01/26
(b)
................. 194 202,866
5.38%, 08/15/26
(b)
................. 81 85,447
4.25%, 12/15/27 .................. 266 279,799
4.63%, 12/15/29 .................. 79 85,502
Cigna Corp.:
3.40%, 03/01/27 .................. 191 207,377
4.38%, 10/15/28 .................. 760 869,491
CVS Health Corp.:
3.25%, 08/15/29 .................. 834 881,533
3.75%, 04/01/30 .................. 1,153 1,257,767
5.13%, 07/20/45 .................. 401 490,925
Encompass Health Corp.:
4.50%, 02/01/28 .................. 53 54,278
4.75%, 02/01/30 .................. 55 56,579
HCA, Inc.:
4.75%, 05/01/23 .................. 782 842,873
5.00%, 03/15/24 .................. 568 631,987
5.38%, 02/01/25 .................. 58 64,700
5.25%, 04/15/25 .................. 618 705,699
5.88%, 02/15/26 .................. 34 38,972
5.25%, 06/15/26 .................. 333 382,736
5.38%, 09/01/26 .................. 22 24,805
5.63%, 09/01/28 .................. 34 39,100
5.88%, 02/01/29 .................. 22 25,630
Humana, Inc.:
4.50%, 04/01/25 .................. 150 168,514
3.13%, 08/15/29 .................. 58 60,498
4.88%, 04/01/30 .................. 69 81,087
Molina Healthcare, Inc., 5.38%, 11/15/22
(d)
.. 76 79,689
Select Medical Corp., 6.25%, 08/15/26
(b)
.... 62 65,891
Tenet Healthcare Corp.:
4.63%, 07/15/24 .................. 154 157,186
4.63%, 09/01/24
(b)
................. 64 65,840
5.13%, 05/01/25 .................. 301 305,229
4.88%, 01/01/26
(b)
................. 222 230,827
6.25%, 02/01/27
(b)
................. 331 349,491
5.13%, 11/01/27
(b)
................. 34 35,554
UnitedHealth Group, Inc.:
2.95%, 10/15/27 .................. 143 153,498
3.85%, 06/15/28 .................. 135 151,553
4.63%, 11/15/41 .................. 397 490,844
4.20%, 01/15/47 .................. 241 283,007
10,545,744
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC, 3.88%, 01/15/28
(b)
...... 17 17,182
Boyd Gaming Corp.:
6.38%, 04/01/26 .................. 74 76,405
6.00%, 08/15/26 .................. 68 70,800
Caesars Resort Collection LLC, 5.25%,
10/15/25
(b)
..................... 182 182,671
Cedar Fair LP:
5.50%, 05/01/25
(b)
................. 70 73,678
5.38%, 04/15/27 .................. 109 111,725
5.25%, 07/15/29 .................. 110 113,068
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 .................. 132 137,966
4.75%, 01/15/28 .................. 66 68,260
Hilton Domestic Operating Co., Inc., 4.88%,
01/15/30 ...................... 22 23,338
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ...................... 64 66,800

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp., 5.38%, 04/23/25 ...... USD 57 $ 63,952
Marriott International, Inc., Series HH, 2.85%,
04/15/31 ...................... 191 187,456
Marriott Ownership Resorts, Inc., 6.50%,
09/15/26 ...................... 83 86,683
McDonald's Corp.:
2.63%, 09/01/29 .................. 405 415,348
2.13%, 03/01/30 .................. 130 126,927
4.88%, 12/09/45 .................. 368 445,479
MGM Resorts International:
5.75%, 06/15/25 .................. 15 16,350
4.63%, 09/01/26 .................. 9 9,438
5.50%, 04/15/27 .................. 15 16,125
Scientific Games International, Inc., 5.00%,
10/15/25
(b)
..................... 118 122,212
Starbucks Corp.:
2.25%, 03/12/30 .................. 229 225,245
2.55%, 11/15/30 .................. 317 317,629
Station Casinos LLC, 5.00%, 10/01/25
(b)
.... 30 30,375
Sunny Express Enterprises Corp., 3.13%,
04/23/30 ...................... 200 201,316
Wyndham Hotels & Resorts, Inc., 5.38%,
04/15/26
(b)
..................... 53 54,192
Wynn Las Vegas LLC
(b)
:
5.50%, 03/01/25 .................. 243 256,729
5.25%, 05/15/27 .................. 121 126,703
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(b)
100 102,350
3,746,402
Household Durables — 0.1%
Brookfield Residential Properties, Inc., 6.25%,
09/15/27
(b)
..................... 131 136,731
Century Communities, Inc., 6.75%, 06/01/27 . 58 61,651
Lennar Corp.:
4.13%, 01/15/22 .................. 49 49,759
4.50%, 04/30/24 .................. 57 62,003
4.75%, 05/30/25 .................. 11 12,251
4.75%, 11/29/27 .................. 20 22,963
Mattamy Group Corp., 5.25%, 12/15/27
(b)
... 11 11,509
PulteGroup, Inc.:
5.50%, 03/01/26 .................. 8 9,334
5.00%, 01/15/27 .................. 7 8,050
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(b)
..................... 11 12,155
Tempur Sealy International, Inc., 5.50%,
06/15/26 ...................... 131 135,749
522,155
Household Products — 0.0%
Spectrum Brands, Inc., 5.75%, 07/15/25 .... 96 99,000
Independent Power and Renewable Electricity Producers — 0.0%
Capex SA, 6.88%, 05/15/24
(b)
.......... 40 35,163
Industrial Conglomerates — 0.2%
General Electric Co.:
5.88%, 01/14/38 .................. 684 885,142
4.13%, 10/09/42 .................. 96 102,937
Grupo KUO SAB de CV, 5.75%, 07/07/27
(b)
.. 200 209,813
Roper Technologies, Inc., 2.95%, 09/15/29 .. 87 90,601
1,288,493
Insurance — 0.3%
Ambac Assurance Corp., 5.10%
(b)(e)
....... 15 20,338
Ambac LSNI LLC, (LIBOR USD 3 Month +
5.00%), 6.00%, 02/12/23
(a)(b)
.......... 84 84,242
American International Group, Inc.:
3.40%, 06/30/30 .................. 454 482,583
Security
Par (000)
Par (000) Value
Insurance (continued)
4.50%, 07/16/44 .................. USD 196 $ 221,914
4.75%, 04/01/48 .................. 60 71,455
Aon Corp.:
3.75%, 05/02/29 .................. 152 167,246
2.80%, 05/15/30 .................. 468 478,245
Aon plc, 4.25%, 12/12/42 ............. 30 32,839
Hartford Financial Services Group, Inc. (The),
3.60%, 08/19/49 ................. 74 76,859
Marsh & McLennan Cos., Inc.:
1.35%, 09/21/26 .................. EUR 160 198,752
1.98%, 03/21/30 .................. 145 190,339
2.25%, 11/15/30 .................. USD 424 416,313
Willis North America, Inc., 3.60%, 05/15/24 .. 36 38,796
2,479,921
Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 . 220 238,170
Amazon.com, Inc., 3.88%, 08/22/37 ...... 337 386,128
Booking Holdings, Inc., 4.10%, 04/13/25 .... 466 519,252
Expedia Group, Inc.:
6.25%, 05/01/25
(b)
................. 83 96,007
3.25%, 02/15/30 .................. 201 202,296
1,441,853
IT Services — 0.9%
Fidelity National Information Services, Inc.:
1.00%, 12/03/28 .................. EUR 300 361,523
2.95%, 05/21/39 .................. 200 283,230
Fiserv, Inc.:
3.50%, 07/01/29 .................. USD 1,209 1,304,027
2.65%, 06/01/30 .................. 173 174,232
Global Payments, Inc.:
1.20%, 03/01/26 .................. 240 236,262
4.80%, 04/01/26 .................. 475 543,172
3.20%, 08/15/29 .................. 305 321,229
International Business Machines Corp.:
3.30%, 05/15/26 .................. 705 767,885
3.50%, 05/15/29 .................. 721 784,340
2.85%, 05/15/40 .................. 245 236,180
Mastercard, Inc., 2.95%, 06/01/29 ........ 508 544,716
PayPal Holdings, Inc.:
1.65%, 06/01/25 .................. 162 164,981
2.65%, 10/01/26 .................. 74 78,302
Visa, Inc.:
4.15%, 12/14/35 .................. 357 422,101
2.70%, 04/15/40 .................. 163 159,631
6,381,811
Leisure Products — 0.1%
Hasbro, Inc., 2.60%, 11/19/22 .......... 451 465,190
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.:
3.05%, 09/22/26 .................. 366 391,255
2.75%, 09/15/29 .................. 133 136,174
2.10%, 06/04/30 .................. 227 222,064
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
................ 11 11,330
Thermo Fisher Scientific, Inc.:
4.50%, 03/25/30 .................. 180 209,562
1.88%, 10/01/49 .................. EUR 300 371,752
1,342,137
Machinery — 0.2%
CNH Industrial NV, 4.50%, 08/15/23 ...... USD 340 368,445
Colfax Corp., 6.00%, 02/15/24
(b)
......... 65 67,015
Otis Worldwide Corp., 2.57%, 02/15/30 .... 225 226,619

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Machinery (continued)
Parker-Hannifin Corp.:
2.70%, 06/14/24 .................. USD 305 $ 323,399
3.25%, 06/14/29 .................. 12 12,826
Terex Corp., 5.63%, 02/01/25
(b)
......... 128 131,601
1,129,905
Media — 1.3%
AMC Networks, Inc.:
5.00%, 04/01/24 .................. 42 42,525
4.75%, 08/01/25 .................. 84 86,169
Charter Communications Operating LLC:
6.38%, 10/23/35 .................. 21 27,195
6.48%, 10/23/45 .................. 1,329 1,730,373
5.38%, 05/01/47 .................. 229 265,824
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
................ 138 138,793
Comcast Corp.:
3.30%, 04/01/27 .................. 162 176,613
2.65%, 02/01/30 .................. 946 968,401
3.40%, 04/01/30 .................. 1,019 1,103,297
1.95%, 01/15/31 .................. 197 189,731
4.60%, 10/15/38 .................. 125 150,886
4.75%, 03/01/44 .................. 100 122,904
3.97%, 11/01/47 .................. 463 517,021
2.45%, 08/15/52 .................. 70 59,854
2.65%, 08/15/62 .................. 482 408,954
Cox Communications, Inc.
(b)
:
3.25%, 12/15/22 .................. 110 114,990
3.15%, 08/15/24 .................. 776 828,567
3.35%, 09/15/26 .................. 22 23,737
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
68 48,960
Discovery Communications LLC, 1.90%,
03/19/27 ...................... EUR 413 519,878
Gray Television, Inc.
(b)
:
5.88%, 07/15/26 .................. USD 78 80,827
7.00%, 05/15/27 .................. 89 96,788
iHeartCommunications , Inc.:
6.38%, 05/01/26 .................. 90 95,512
5.25%, 08/15/27
(b)
................. 81 83,317
4.75%, 01/15/28
(b)
................. 11 11,083
Lamar Media Corp., 3.75%, 02/15/28 ...... 13 12,984
Meredith Corp., 6.88%, 02/01/26 ........ 112 115,184
Nexstar Broadcasting, Inc., 5.63%, 07/15/27
(b)
127 133,111
Outfront Media Capital LLC
(b)
:
5.00%, 08/15/27 .................. 146 147,460
4.63%, 03/15/30 .................. 11 10,588
Sirius XM Radio, Inc.
(b)
:
4.63%, 07/15/24 .................. 159 163,786
5.38%, 07/15/26 .................. 86 88,795
5.00%, 08/01/27 .................. 163 170,995
5.50%, 07/01/29 .................. 135 145,969
TEGNA, Inc.:
4.63%, 03/15/28 .................. 22 22,385
5.00%, 09/15/29 .................. 25 25,944
Time Warner Cable LLC, 4.00%, 09/01/21 ... 22 22,115
ViacomCBS , Inc.:
4.38%, 03/15/43 .................. 122 131,646
5.85%, 09/01/43 .................. 253 323,134
9,406,295
Metals & Mining — 0.3%
Anglo American Capital plc, 2.63%, 09/10/30
(b)
317 309,741
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22 200 203,562
FMG Resources Pty. Ltd., 4.50%, 09/15/27
(b)
. 13 13,890
Freeport-McMoRan, Inc.:
5.00%, 09/01/27 .................. 13 13,814
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
5.25%, 09/01/29 .................. USD 13 $ 14,216
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 200 196,500
Glencore Funding LLC
(b)
:
1.63%, 09/01/25 .................. 52 51,982
2.50%, 09/01/30 .................. 384 369,267
Newmont Corp., 2.25%, 10/01/30 ........ 311 302,957
Nucor Corp., 3.95%, 05/01/28 .......... 56 62,384
Steel Dynamics, Inc., 2.80%, 12/15/24 ..... 135 142,761
Vale Overseas Ltd., 3.75%, 07/08/30 ...... 90 93,591
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(b)
..................... 200 191,100
1,965,765
Multi-Utilities — 0.1%
Ameren Illinois Co.:
3.80%, 05/15/28 .................. 120 132,447
3.25%, 03/15/50 .................. 159 159,689
Consumers Energy Co.:
3.75%, 02/15/50 .................. 300 330,927
3.10%, 08/15/50 .................. 140 137,731
3.50%, 08/01/51 .................. 120 126,306
887,100
Oil, Gas & Consumable Fuels — 2.4%
Boardwalk Pipelines LP, 4.80%, 05/03/29 ... 53 58,589
BP Capital Markets America, Inc.:
3.79%, 02/06/24 .................. 308 334,119
3.80%, 09/21/25 .................. 145 159,763
3.12%, 05/04/26 .................. 213 229,179
Buckeye Partners LP, 3.95%, 12/01/26 ..... 13 12,850
Cameron LNG LLC
(b)
:
3.30%, 01/15/35 .................. 105 107,904
3.40%, 01/15/38 .................. 532 536,480
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25 .................. 495 564,082
5.13%, 06/30/27 .................. 461 527,208
Cheniere Energy Partners LP:
5.63%, 10/01/26 .................. 55 57,513
4.50%, 10/01/29 .................. 34 35,259
Chevron Corp., 3.08%, 05/11/50 ......... 133 127,141
Chevron USA, Inc., 4.20%, 10/15/49 ...... 71 80,853
Citgo Holding, Inc., 9.25%, 08/01/24
(b)
..... 75 74,437
CrownRock LP, 5.63%, 10/15/25
(b)
....... 58 59,173
DCP Midstream Operating LP:
5.38%, 07/15/25 .................. 19 20,589
5.13%, 05/15/29 .................. 13 13,825
Diamondback Energy, Inc., 3.50%, 12/01/29 . 588 610,255
Enbridge Energy Partners LP, 7.38%, 10/15/45 4 5,659
Energy Transfer Operating LP:
3.60%, 02/01/23 .................. 95 98,934
4.25%, 03/15/23 .................. 320 337,713
4.50%, 04/15/24 .................. 718 783,022
2.90%, 05/15/25 .................. 805 837,698
5.50%, 06/01/27 .................. 111 128,008
6.63%, 10/15/36 .................. 30 36,797
6.50%, 02/01/42 .................. 197 234,929
Enterprise Products Operating LLC, 2.80%,
01/31/30 ...................... 331 341,748
EOG Resources, Inc., 4.15%, 01/15/26 .... 323 362,766
Exxon Mobil Corp., 1.41%, 06/26/39 ...... EUR 320 371,099
Galaxy Pipeline Assets Bidco Ltd., 2.63%,
03/31/36 ...................... USD 200 191,000
Kinder Morgan Energy Partners LP, 5.00%,
03/01/43 ...................... 133 149,891
Kinder Morgan, Inc., 5.30%, 12/01/34 ..... 66 77,946
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)
.... 82 85,617

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.:
4.75%, 09/15/44 .................. USD 87 $ 96,495
5.85%, 12/15/45 .................. 65 77,050
Matador Resources Co., 5.88%, 09/15/26 ... 24 23,370
MPLX LP:
4.88%, 12/01/24 .................. 407 456,820
1.75%, 03/01/26 .................. 265 265,405
2.65%, 08/15/30 .................. 426 417,461
NGPL PipeCo LLC
(b)
:
4.38%, 08/15/22 .................. 207 214,866
4.88%, 08/15/27 .................. 230 257,107
7.77%, 12/15/37 .................. 52 68,972
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 365 408,908
Petrobras Global Finance BV:
6.25%, 03/17/24 .................. 36 39,859
5.30%, 01/27/25 .................. 129 141,577
5.09%, 01/15/30 .................. 151 156,874
5.60%, 01/03/31 .................. 200 210,800
Pioneer Natural Resources Co., 2.15%,
01/15/31 ...................... 164 155,048
ReNew Power Synthetic, 6.67%, 03/12/24 ... 200 210,125
Sabine Pass Liquefaction LLC:
5.63%, 04/15/23
(d)
................. 184 199,536
5.75%, 05/15/24 .................. 888 1,001,972
5.63%, 03/01/25 .................. 1,969 2,251,394
5.88%, 06/30/26 .................. 580 679,451
5.00%, 03/15/27 .................. 185 210,576
SM Energy Co., 10.00%, 01/15/25
(b)
...... 18 20,250
Suncor Energy, Inc., 6.80%, 05/15/38 ..... 96 131,520
Sunoco Logistics Partners Operations LP,
5.95%, 12/01/25 ................. 47 54,728
Sunoco LP:
5.50%, 02/15/26 .................. 39 40,065
6.00%, 04/15/27 .................. 29 30,341
Targa Resources Partners LP:
5.88%, 04/15/26 .................. 108 113,062
5.38%, 02/01/27 .................. 54 56,002
6.50%, 07/15/27 .................. 87 94,541
5.00%, 01/15/28 .................. 17 17,701
6.88%, 01/15/29 .................. 87 95,848
5.50%, 03/01/30 .................. 22 23,100
Texas Eastern Transmission LP
(b)
:
3.50%, 01/15/28 .................. 474 501,355
4.15%, 01/15/48 .................. 46 46,532
TransCanada PipeLines Ltd., 4.63%, 03/01/34 123 138,823
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26 .................. 724 916,304
4.00%, 03/15/28 .................. 305 338,633
3.95%, 05/15/50 .................. 232 237,157
Williams Cos., Inc. (The), Series A, 7.50%,
01/15/31 ...................... 129 170,844
18,222,518
Paper & Forest Products — 0.1%
Georgia-Pacific LLC:
1.75%, 09/30/25
(b)
................. 246 250,287
2.10%, 04/30/27
(b)
................. 98 99,638
7.75%, 11/15/29 .................. 6 8,443
2.30%, 04/30/30
(b)
................. 64 63,755
8.88%, 05/15/31 .................. 83 126,948
Suzano Austria GmbH, 3.75%, 01/15/31 .... 30 30,972
580,043
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.6%
AstraZeneca plc, 1.38%, 08/06/30 ........ USD 641 $ 587,940
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 .................. 154 170,632
8.50%, 01/31/27 .................. 180 199,687
Bausch Health Cos., Inc.
(b)
:
5.50%, 11/01/25 .................. 154 158,217
9.00%, 12/15/25 .................. 157 170,576
5.75%, 08/15/27 .................. 46 49,507
7.00%, 01/15/28 .................. 74 80,331
7.25%, 05/30/29 .................. 76 84,835
Bayer AG, 1.13%, 01/06/30 ............ EUR 100 120,420
Elanco Animal Health, Inc.
(d)
:
5.27%, 08/28/23 .................. USD 81 87,176
5.90%, 08/28/28 .................. 16 18,140
Eli Lilly & Co., 1.70%, 11/01/49 ......... EUR 100 127,691
Johnson & Johnson, 3.70%, 03/01/46 ..... USD 159 177,681
Merck & Co., Inc.:
3.40%, 03/07/29 .................. 104 114,830
2.45%, 06/24/50 .................. 40 35,277
Pfizer, Inc.:
3.45%, 03/15/29 .................. 101 110,850
2.63%, 04/01/30 .................. 755 783,719
Takeda Pharmaceutical Co. Ltd.:
2.05%, 03/31/30 .................. 600 578,273
2.00%, 07/09/40 .................. EUR 380 476,466
4,132,248
Real Estate Management & Development — 0.4%
Agile Group Holdings Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 11.25%), 8.38%
(a)(e)
.............. USD 200 208,937
Celulosa Arauco y Constitucion SA, 4.25%,
04/30/29
(b)
..................... 200 217,410
China Aoyuan Group Ltd., 7.95%, 02/19/23 .. 200 206,500
China Resources Land Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.14%), 3.75%
(a)(e)
............... 200 207,250
CIFI Holdings Group Co. Ltd., 5.50%, 01/23/22 200 202,438
Kaisa Group Holdings Ltd.:
11.95%, 10/22/22 ................. 200 209,812
10.88%, 07/23/23 ................. 200 207,625
Powerlong Real Estate Holdings Ltd., 7.13%,
11/08/22 ...................... 200 208,437
Ronshine China Holdings Ltd.:
5.50%, 02/01/22 .................. 200 197,499
8.95%, 01/22/23 .................. 200 200,563
Vanke Real Estate Hong Kong Co. Ltd., 3.15%,
05/12/25 ...................... 200 207,063
Yuzhou Group Holdings Co. Ltd.:
6.00%, 10/25/23 .................. 200 177,400
8.50%, 02/26/24 .................. 200 180,500
2,631,434
Road & Rail — 0.8%
Burlington Northern Santa Fe LLC:
5.05%, 03/01/41 .................. 85 106,753
4.40%, 03/15/42 .................. 115 134,433
3.30%, 09/15/51 .................. 435 436,317
CMB International Leasing Management Ltd.,
2.00%, 02/04/26 ................. 200 197,363
CSX Corp.:
4.25%, 03/15/29 .................. 107 121,522
2.40%, 02/15/30 .................. 299 300,656
4.30%, 03/01/48 .................. 296 337,399
Norfolk Southern Corp.:
3.65%, 08/01/25 .................. 6 6,565

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Road & Rail (continued)
2.90%, 06/15/26 .................. USD 413 $ 442,412
3.40%, 11/01/49 .................. 273 271,398
Penske Truck Leasing Co. LP
(b)
:
4.25%, 01/17/23 .................. 231 245,420
2.70%, 03/14/23 .................. 160 165,941
2.70%, 11/01/24 .................. 179 188,450
3.95%, 03/10/25 .................. 90 98,251
4.00%, 07/15/25 .................. 240 263,464
1.20%, 11/15/25 .................. 94 92,334
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)
. 200 210,000
Ryder System, Inc.:
2.50%, 09/01/24 .................. 69 72,298
4.63%, 06/01/25 .................. 690 777,567
Simpar Europe SA, 5.20%, 01/26/31
(b)
..... 200 195,875
Union Pacific Corp.:
3.25%, 08/15/25 .................. 96 103,781
2.75%, 03/01/26 .................. 175 185,357
3.84%, 03/20/60 .................. 550 584,538
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ....... 90 97,914
5,636,008
Semiconductors & Semiconductor Equipment — 1.0%
Applied Materials, Inc., 2.75%, 06/01/50 .... 154 142,910
Broadcom Corp., 3.88%, 01/15/27 ....... 230 249,758
Broadcom, Inc.:
3.46%, 09/15/26 .................. 193 206,985
4.11%, 09/15/28 .................. 35 38,264
4.75%, 04/15/29 .................. 412 463,244
5.00%, 04/15/30 .................. 424 483,240
4.15%, 11/15/30 .................. 372 401,522
4.30%, 11/15/32 .................. 211 229,723
2.60%, 02/15/33
(b)
................. 268 249,652
3.42%, 04/15/33
(b)
................. 72 72,206
3.47%, 04/15/34
(b)
................. 347 348,186
Intel Corp., 3.73%, 12/08/47 ........... 398 428,722
KLA Corp.:
4.10%, 03/15/29 .................. 421 473,304
3.30%, 03/01/50 .................. 456 437,984
Lam Research Corp.:
3.75%, 03/15/26 .................. 379 420,082
2.88%, 06/15/50 .................. 351 334,588
NVIDIA Corp.:
3.20%, 09/16/26 .................. 265 289,075
2.85%, 04/01/30 .................. 129 135,476
3.50%, 04/01/50 .................. 171 180,611
NXP BV
(b)
:
4.30%, 06/18/29 .................. 816 912,638
3.40%, 05/01/30 .................. 357 376,975
QUALCOMM, Inc., 4.30%, 05/20/47 ...... 404 475,607
Texas Instruments, Inc., 1.75%, 05/04/30 ... 83 79,836
7,430,588
Software — 0.7%
Autodesk, Inc., 3.50%, 06/15/27 ......... 560 612,362
Citrix Systems, Inc.:
4.50%, 12/01/27 .................. 275 313,169
3.30%, 03/01/30 .................. 301 309,589
Microsoft Corp., 2.92%, 03/17/52 ........ 825 812,668
Oracle Corp.:
3.85%, 07/15/36 .................. 354 376,489
5.38%, 07/15/40 .................. 526 645,140
3.65%, 03/25/41 .................. 719 727,580
4.13%, 05/15/45 .................. 219 229,159
4.00%, 07/15/46 .................. 238 245,019
4.00%, 11/15/47 .................. 507 523,580
Security
Par (000)
Par (000) Value
Software (continued)
4.10%, 03/25/61 .................. USD 381 $ 394,274
5,189,029
Specialty Retail — 0.3%
Home Depot, Inc. (The), 2.95%, 06/15/29 ... 803 851,355
Lowe's Cos., Inc.:
4.00%, 04/15/25 .................. 586 648,325
3.65%, 04/05/29 .................. 318 348,082
2.63%, 04/01/31 .................. 50 50,142
1,897,904
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.:
3.85%, 05/04/43 .................. 442 499,905
4.38%, 05/13/45 .................. 139 166,942
2.55%, 08/20/60 .................. 250 215,114
Dell International LLC
(b)
:
5.85%, 07/15/25 .................. 296 345,075
4.90%, 10/01/26 .................. 128 145,215
8.35%, 07/15/46 .................. 145 220,602
Hewlett Packard Enterprise Co., 4.65%,
10/01/24 ...................... 754 841,693
HP, Inc., 6.00%, 09/15/41 ............. 15 18,896
Seagate HDD Cayman, 4.09%, 06/01/29
(b)
.. 168 171,196
2,624,638
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc.
(b)
:
4.63%, 05/15/24 .................. 96 101,847
4.88%, 05/15/26 .................. 20 21,450
Under Armour, Inc., 3.25%, 06/15/26 ...... 13 13,008
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. 54 57,037
193,342
Thrifts & Mortgage Finance — 0.1%
(b)
BPCE SA, 2.70%, 10/01/29 ............ 491 497,900
Quicken Loans, Inc., 5.25%, 01/15/28 ..... 107 112,350
610,250
Tobacco — 0.6%
Altria Group, Inc.:
4.40%, 02/14/26 .................. 181 204,104
2.20%, 06/15/27 .................. EUR 160 202,435
3.13%, 06/15/31 .................. 460 620,985
2.45%, 02/04/32 .................. USD 456 435,653
5.80%, 02/14/39 .................. 459 560,108
6.20%, 02/14/59 .................. 30 36,544
BAT Capital Corp.:
3.22%, 08/15/24 .................. 309 329,197
3.22%, 09/06/26 .................. 249 262,989
4.91%, 04/02/30 .................. 486 554,910
2.73%, 03/25/31 .................. 329 318,185
BAT International Finance plc, 3.95%,
06/15/25
(b)
..................... 66 72,211
Philip Morris International, Inc., 1.45%,
08/01/39 ...................... EUR 395 441,787
Reynolds American, Inc.:
4.45%, 06/12/25 .................. USD 174 193,077
5.85%, 08/15/45 .................. 260 306,469
4,538,654
Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., 4.88%, 11/01/25
(b)
134 137,015
BOC Aviation Ltd., 3.00%, 09/11/29 ....... 200 198,625
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 134 142,603
United Rentals North America, Inc.:
5.88%, 09/15/26 .................. 110 115,088
5.50%, 05/15/27 .................. 110 117,315
3.88%, 11/15/27 .................. 17 17,616

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
4.88%, 01/15/28 .................. USD 177 $ 186,446
5.25%, 01/15/30 .................. 17 18,450
933,158
Wireless Telecommunication Services — 0.7%
Empresa Nacional de Telecomunicaciones SA,
4.75%, 08/01/26
(b)
................ 240 266,550
Millicom International Cellular SA
(b)
:
6.63%, 10/15/26 .................. 180 191,419
4.50%, 04/27/31 .................. 200 208,000
Sprint Corp.:
7.63%, 02/15/25 .................. 176 209,880
7.63%, 03/01/26 .................. 177 216,772
Sprint Spectrum Co. LLC, 3.36%, 09/20/21
(b)(d)
99 99,617
T-Mobile USA, Inc.
(b)
:
3.75%, 04/15/27 .................. 744 813,311
3.88%, 04/15/30 .................. 1,747 1,896,124
VEON Holdings BV, 3.38%, 11/25/27
(b)
..... 200 196,190
Vodafone Group plc:
4.38%, 02/19/43 .................. 176 196,000
5.25%, 05/30/48 .................. 580 724,094
5,017,957
Total Corporate Bonds — 34.5%
(Cost: $258,622,173) .............................. 258,299,318
Floating Rate Loan Interests — 0.3%
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.86%
,
 02/24/25
(a)
..... 269 267,562
Building Products — 0.0%
(a)
Advanced Drainage Systems, Inc., Term
Loan, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 07/31/26 .................. 30 30,257
Jeld-Wen , Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 2.11%
,
 12/14/24 ....... 116 115,179
145,436
Consumer Finance — 0.0%
Credito Real SAB de CV SOFOM ER, Term
Loan A, (LIBOR USD 3 Month + 0.00%),
3.93%
,
 02/21/23
(a)(c)
................ 30 29,340
Diversified Financial Services — 0.0%
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26
(a)
.... 269 268,202
Health Care Providers & Services — 0.0%
Select Medical Corp., Term Loan B, (LIBOR
USD 1 Month + 2.25%), 2.36%
,
 03/06/25
(a)
45 44,405
Hotels, Restaurants & Leisure — 0.1%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 02/02/26
(c)
................. 154 149,649
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 10/04/23 . 183 179,918
329,567
Media — 0.0%
(a)
CSC Holdings LLC, Term Loan, (LIBOR USD 1
Month + 2.50%), 2.61%
,
 04/15/27 ...... 179 176,819
Lamar Media Corp., Term Loan B, (LIBOR USD
1 Month + 1.50%), 1.60%
,
 02/05/27 ..... 19 19,127
195,946
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, Term Loan B1, (LIBOR
USD 1 Month + 2.25%), 2.36%
,
 11/01/26
(a)
USD 462 $ 459,930
Pharmaceuticals — 0.0%
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.08%
,
 11/15/27
(a)
................. 284 280,444
Road & Rail — 0.0%
Genesee & Wyoming, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.20%
,
 12/30/26
(a)
167 166,631
Thrifts & Mortgage Finance — 0.1%
Caliber Home Loans, Term Loan, (LIBOR USD
1 Month + 0.00%), 0.00%
,
 04/24/21
(a)(c)
... 331 329,518
Total Floating Rate Loan Interests — 0.3%
(Cost: $2,536,012) ............................... 2,516,981
Foreign Agency Obligations — 0.3%
Argentina — 0.0%
YPF SA, 7.00%
,
12/15/47
(b)
............. 106 59,294
Colombia — 0.1%
Ecopetrol SA:
5.38%, 06/26/26 .................. 395 441,464
6.88%, 04/29/30 .................. 239 289,489
Empresas Publicas de Medellin ESP, 4.25%
,
07/18/29
(b)
...................... 200 200,750
931,703
India — 0.0%
Power Finance Corp. Ltd., 4.50%
,
06/18/29 .. 200 211,687
Indonesia — 0.0%
Pertamina Persero PT, 4.18%
,
01/21/50 .... 200 193,875
Mexico — 0.2%
Petroleos Mexicanos :
6.88%, 10/16/25 .................. 248 267,716
6.84%, 01/23/30 .................. 294 297,278
6.38%, 01/23/45 .................. 174 144,420
5.63%, 01/23/46 .................. 51 40,537
6.35%, 02/12/48 .................. 133 109,559
7.69%, 01/23/50 .................. 126 116,424
6.95%, 01/28/60 .................. 174 148,553
1,124,487
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
.............. 200 203,000
Total Foreign Agency Obligations — 0.3%
(Cost: $2,645,414) ............................... 2,724,046
Foreign Government Obligations — 6.2%
Argentina — 0.0%
Argentina Government Bond, 0.12%
,
07/09/35
(d)
...................... 594 175,230
Bahrain — 0.0%
Kingdom of Bahrain, 7.50%
,
09/20/47 ...... 200 207,500
Brazil — 0.2%
Federative Republic of Brazil, 3.88%
,
06/12/30 1,159 1,123,021
China — 3.7%
People's Republic of China:
1.99%, 04/09/25 .................. CNY 82,310 12,021,411
2.41%, 06/19/25 .................. 15,600 2,321,589

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
China (continued)
2.85%, 06/04/27 .................. CNY 11,100 $ 1,657,497
3.29%, 05/23/29 .................. 2,800 427,620
2.68%, 05/21/30 .................. 79,340 11,537,132
27,965,249
Colombia — 0.4%
Republic of Colombia:
3.88%, 04/25/27 .................. USD 528 564,465
4.50%, 03/15/29 .................. 370 404,109
3.13%, 04/15/31 .................. 1,164 1,139,265
5.20%, 05/15/49 .................. 450 495,000
2,602,839
Dominican Republic — 0.2%
Dominican Republic Government Bond:
4.50%, 01/30/30 .................. 933 937,373
4.88%, 09/23/32
(b)
................. 717 724,170
1,661,543
Ecuador — 0.0%
Republic of Ecuador, 0.50%
,
07/31/35
(d)
..... 50 22,875
Egypt — 0.1%
Arab Republic of Egypt
(b)
:
6.38%, 04/11/31 .................. EUR 232 279,208
8.88%, 05/29/50 .................. USD 205 209,228
488,436
Ghana — 0.0%
Republic of Ghana, 8.63%
,
04/07/34
(b)
...... 209 204,298
Hungary — 0.1%
Hungary Government Bond, 5.38%
,
03/25/24 . 414 469,631
Indonesia — 0.2%
Republic of Indonesia:
4.10%, 04/24/28 .................. 670 740,978
2.85%, 02/14/30 .................. 250 254,531
6.50%, 02/15/31 .................. IDR 3,461,000 233,996
7.50%, 06/15/35 .................. 2,884,000 203,053
7.38%, 05/15/48 .................. 1,980,000 132,883
1,565,441
Mexico — 0.5%
United Mexican States:
2.66%, 05/24/31 .................. USD 3,027 2,870,920
4.50%, 01/31/50 .................. 930 939,591
3,810,511
Panama — 0.2%
Republic of Panama:
3.88%, 03/17/28 .................. 1,026 1,118,340
2.25%, 09/29/32 .................. 207 196,068
1,314,408
Peru — 0.1%
Republic of Peru, 4.13%
,
08/25/27 ........ 648 724,545
Philippines — 0.2%
Republic of Philippines, 3.00%
,
02/01/28 .... 1,210 1,280,700
Romania — 0.0%
Romania Government Bond, 3.00%
,
02/14/31
(b)
175 175,164
Russia — 0.1%
Russian Federation:
7.75%, 09/16/26 .................. RUB 39,557 549,001
7.65%, 04/10/30 .................. 27,356 379,113
8.50%, 09/17/31 .................. 4,083 60,016
988,130
Security
Par (000)
Par (000) Value
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka,
7.55%
,
03/28/30 .................. USD 200 $ 122,000
Ukraine — 0.1%
Ukraine Government Bond:
9.75%, 11/01/28 .................. 391 455,271
7.38%, 09/25/32 .................. 400 401,125
7.25%, 03/15/33 .................. 200 198,875
1,055,271
Uruguay — 0.1%
Oriental Republic of Uruguay:
4.38%, 10/27/27 .................. 333 378,122
5.10%, 06/18/50 .................. 120 148,463
526,585
Total Foreign Government Obligations — 6.2%
(Cost: $46,090,329) ............................... 46,483,377
Shares
Shares
Investment Companies — 11.4%
BlackRock Allocation Target Shares- BATS
Series A
*
....................... 8,518,190 85,096,719
Total Investment Companies — 11.4%
(Cost: $84,981,000) ............................... 85,096,719
Par (000)
Par (000)
Municipal Bonds — 0.6%
California - 0.3%
Bay Area Toll Authority, Series 2010S-1, RB,
7.04%, 04/01/50 .................. 215 354,169
Los Angeles Community College District, Series
2010E, GO, 6.60%, 08/01/42 .......... 110 172,451
Los Angeles Unified School District, Series
2010I, GO, 6.76%, 07/01/34 .......... 375 530,055
State of California:
Series 2018, GO, 4.60%, 04/01/38 ...... 815 934,495
Series 2009, GO, 7.55%, 04/01/39 ...... 55 89,106
University of California, Series 2012AD, RB,
4.86%, 05/15/12 .................. 20 25,163
2,105,439
Georgia - 0.0%
Municipal Electric Authority of Georgia, Series
2010A, RB, 6.64%, 04/01/57 .......... 40 57,333
Illinois - 0.1%
State of Illinois, Series 2003, GO,
5.10%, 06/01/33 .................. 580 652,761
Massachusetts - 0.0%
Massachusetts Housing Finance Agency,
Series 2015A, RB, 4.50%, 12/01/48 ..... 35 37,449
New Jersey - 0.0%
New Jersey Turnpike Authority, Series 2009F,
RB, 7.41%, 01/01/40 ............... 125 196,780
New York - 0.1%
Metropolitan Transportation Authority, Series
2010A, RB, 6.67%, 11/15/39 .......... 55 74,485
New York City Water & Sewer System:
Series 2010EE, RB, 6.01%, 06/15/42 .... 25 36,264
Series 2011CC, RB, 5.88%, 06/15/44 .... 40 58,085

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
New York (continued)
New York State Dormitory Authority, Series
2010H, RB, 5.39%, 03/15/40 .......... USD 60 $ 76,844
Port Authority of New York & New Jersey:
Series 2010-165, RB, 5.65%, 11/01/40 ... 95 128,395
Series 2014-181, RB, 4.96%, 08/01/46 ... 195 249,407
623,480
Ohio - 0.0%
American Municipal Power, Inc., Series 2010B,
RB, 8.08%, 02/15/50 ............... 100 174,435
Texas - 0.1%
City of San Antonio Electric & Gas Systems,
Series 2010A, RB, 5.81%, 02/01/41 ..... 160 223,187
State of Texas, Series 2009A, GO,
5.52%, 04/01/39 .................. 160 227,218
450,405
Total Municipal Bonds — 0.6%
(Cost: $3,916,050) ............................... 4,298,082
Non-Agency Mortgage-Backed Securities — 1.9%
Collateralized Mortgage Obligations — 0.7%
Alternative Loan Trust:
Series 2005-22T1, Class A1, (LIBOR USD 1
Month + 0.35%), 0.46%, 06/25/35
(a)
... 119 99,137
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.71%, 01/25/36
(a)
... 59 56,188
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 1.26%,
02/25/36
(a)
.................... 20 19,118
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ..................... 55 39,480
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 9 6,830
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 1.99%,
11/25/46
(a)
.................... 71 61,804
Series 2006-OA16, Class A4C, (LIBOR USD
1 Month + 0.34%), 0.45%, 10/25/46
(a)
.. 144 112,881
Series 2006-OA8, Class 1A1, (LIBOR USD 1
Month + 0.19%), 0.30%, 07/25/46
(a)
... 11 9,683
Series 2006-OC10, Class 2A3, (LIBOR USD
1 Month + 0.23%), 0.34%, 11/25/36
(a)
.. 55 51,883
Series 2006-OC7, Class 2A3, (LIBOR USD
1 Month + 0.50%), 0.61%, 07/25/46
(a)
.. 80 74,048
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ..................... 11 7,225
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.25%, 04/25/47
(a)
... 20 17,770
American Home Mortgage Assets Trust
(a)
:
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 1.20%,
10/25/46 ..................... 56 45,863
Series 2006-4, Class 1A12, (LIBOR USD 1
Month + 0.21%), 0.32%, 10/25/46 .... 65 44,119
Series 2006-5, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.92%), 1.18%, 11/25/46 ..... 116 51,514
Series 2007-1, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.70%), 0.96%, 02/25/47 ..... 59 33,939
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
APS Resecuritization Trust
(a)(b)
:
Series 2016-1, Class 1MZ, 3.96%, 07/31/57 USD 260 $ 92,405
Series 2016-3, Class 3A, (LIBOR USD 1
Month + 2.85%), 2.96%, 09/27/46 .... 140 140,311
Series 2016-3, Class 4A, (LIBOR USD 1
Month + 2.60%), 2.71%, 04/27/47 .... 21 20,871
Banc of America Funding Trust, Series 2016-
R2, Class 1A1, 4.70%, 05/01/33
(a)(b)
..... 77 73,579
Bear Stearns Mortgage Funding Trust
(a)
:
Series 2006-SL1, Class A1, (LIBOR USD 1
Month + 0.28%), 0.39%, 08/25/36 .... 35 34,822
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 0.28%, 03/25/37 .... 103 96,924
Series 2007-AR3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.25%, 03/25/37 .... 12 11,722
Series 2007-AR4, Class 1A1, (LIBOR USD 1
Month + 0.20%), 0.31%, 09/25/47 .... 46 45,532
Series 2007-AR4, Class 2A1, (LIBOR USD 1
Month + 0.21%), 0.32%, 06/25/37 .... 15 14,744
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ........ 765 487,819
CHL Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.22%,
04/25/46
(a)
.................... 143 60,385
Series 2006-OA5, Class 3A1, (LIBOR USD 1
Month + 0.40%), 0.51%, 04/25/46
(a)
... 21 19,279
Series 2007-15, Class 2A2, 6.50%, 09/25/37 202 118,197
Citicorp Mortgage Securities Trust:
Series 2007-9, Class 1A1, 6.25%, 12/25/37 53 47,496
Series 2008-2, Class 1A1, 6.50%, 06/25/38 76 66,809
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
...................... 281 152,100
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(LIBOR USD 1 Month + 1.35%), 1.46%,
11/25/35
(a)
...................... 44 8,014
CSMC Trust
(a)(b)
:
Series 2009-5R, Class 4A4, 2.97%,
06/25/36 ..................... —
( i )
2
Series 2014-11R, Class 16A1, 3.22%,
09/27/47 ..................... 18 18,890
Series 2019-JR1, Class A1, 4.10%, 09/27/66 925 928,708
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (LIBOR USD
1 Month + 0.17%), 0.28%, 08/25/47
(a)
.... 124 144,635
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB3, Class A8, (LIBOR USD 1
Month + 0.00%), 6.36%, 07/25/36
(a)
..... 10 9,530
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT +
2.00%), 2.26%, 03/25/36
(a)
........... 23 22,281
GSMPS Mortgage Loan Trust
(a)(b)
:
Series 2005-RP1, Class 1AF, (LIBOR USD 1
Month + 0.35%), 0.46%, 01/25/35 .... 41 37,626
Series 2005-RP2, Class 1AF, (LIBOR USD 1
Month + 0.35%), 0.46%, 03/25/35 .... 49 45,030
Series 2006-RP1, Class 1AF1, (LIBOR USD
1 Month + 0.35%), 0.46%, 01/25/36 ... 38 31,495
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 .......... 6 6,999

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
HarborView Mortgage Loan Trust, Series
2007-4, Class 2A2, (LIBOR USD 1 Month +
0.25%), 0.36%, 07/19/47
(a)
........... USD 136 $ 124,173
IndyMac INDX Mortgage Loan Trust
(a)
:
Series 2007-AR19, Class 3A1, 3.13%,
09/25/37 ..................... 75 53,342
Series 2007-FLX5, Class 2A2, (LIBOR USD
1 Month + 0.24%), 0.35%, 08/25/37 ... 119 110,550
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 1.15%), 1.26%,
12/25/37
(a)
...................... 24 24,811
MASTR Resecuritization Trust, Series 2008-3,
Class A1, 0.55%, 08/25/37
(a)(b)
......... 22 11,421
MCM Trust, Series 2018-NPL2, Class B, 0.00%,
10/25/28
(b)
...................... 430 232,895
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2, (LIBOR USD
1 Month + 0.21%), 0.32%, 04/25/37
(a)
.... 160 155,397
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (LIBOR USD 1 Month
+ 0.34%), 0.46%, 04/16/36
(a)(b)
......... 336 309,596
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
.. 66 70,179
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (LIBOR
USD 1 Month + 0.42%), 0.53%, 06/25/37
(a)
13 11,291
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)(c)
... 100 98,920
RALI Trust, Series 2007-QH9, Class A1, 1.56%,
11/25/37
(a)
...................... 29 27,531
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (LIBOR USD 1 Month +
0.40%), 0.51%, 09/25/35
(a)(b)
.......... 4 3,967
Seasoned Credit Risk Transfer Trust, Series
2018-1, Class BX, 1.40%, 05/25/57
(a)
.... 19 9,057
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.30%,
04/25/36
(a)
...................... 54 42,334
Structured Asset Mortgage Investments II
Trust
(a)
:
Series 2006-AR4, Class 3A1, (LIBOR USD 1
Month + 0.19%), 0.49%, 06/25/36 .... 67 62,713
Series 2006-AR5, Class 2A1, (LIBOR USD 1
Month + 0.42%), 0.53%, 05/25/46 .... 49 43,861
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36 67 66,785
Series 2006-4, Class 3A1, 6.50%,
05/25/36
(d)
.................... 34 33,527
4,960,037
Commercial Mortgage-Backed Securities — 1.1%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.66%, 06/05/37
(a)(b)
.......... 200 191,377
280 Park Avenue Mortgage Trust
(a)(b)
:
Series 2017-280P, Class D, (LIBOR USD 1
Month + 1.54%), 1.64%, 09/15/34 .... 100 99,878
Series 2017-280P, Class E, (LIBOR USD 1
Month + 2.12%), 2.22%, 09/15/34 .... 150 148,117
AOA Mortgage Trust, Series 2015-1177, Class
C, 3.01%, 12/13/29
(a)(b)
.............. 100 99,936
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.21%, 04/15/35
(a)(b)
................ 19 18,645
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
:
Series 2015-200P, Class F, 3.60%, 04/14/33 USD 300 $ 307,640
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 1.61%, 11/15/32 .... 100 86,353
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 2.11%, 11/15/32 ..... 100 82,651
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.81%, 09/15/34 .... 650 641,924
Bayview Commercial Asset Trust
(a)(b)
:
Series 2005-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.56%, 01/25/36 .... 38 36,023
Series 2005-4A, Class M1, (LIBOR USD 1
Month + 0.68%), 0.78%, 01/25/36 .... 28 26,563
Series 2006-1A, Class A2, (LIBOR USD 1
Month + 0.54%), 0.65%, 04/25/36 .... 9 8,835
Series 2006-3A, Class A1, (LIBOR USD 1
Month + 0.25%), 0.36%, 10/25/36 .... 15 14,664
Series 2006-3A, Class A2, (LIBOR USD 1
Month + 0.30%), 0.41%, 10/25/36 .... 13 12,245
Series 2007-2A, Class A1, (LIBOR USD 1
Month + 0.27%), 0.38%, 07/25/37 .... 26 24,329
Series 2007-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.56%, 09/25/37 .... 128 121,072
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (LIBOR USD 1 Month + 0.72%),
0.83%, 03/15/37
(a)(b)
................ 35 34,650
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 93 98,731
Bear Stearns Commercial Mortgage Securities
Trust, Series 2007-T26, Class AM, 5.43%,
01/12/45
(a)
...................... 28 28,123
Benchmark Mortgage Trust, Series 2019-B10,
Class 3CCA, 3.90%, 03/15/62
(a)(b)
....... 148 154,309
BHMS, Series 2018-ATLS, Class A, (LIBOR
USD 1 Month + 1.25%), 1.36%, 07/15/35
(a)(b)
140 139,913
BWAY Mortgage Trust
(b)
:
Series 2013-1515, Class A2, 3.45%,
03/10/33 ..................... 150 160,624
Series 2013-1515, Class C, 3.45%, 03/10/33 105 110,117
BX Commercial Mortgage Trust, Series
2018-IND, Class H, (LIBOR USD 1 Month +
3.00%), 3.11%, 11/15/35
(a)(b)
........... 371 371,113
BXP Trust
(a)(b)
:
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 60 62,766
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 110 110,623
Series 2017-GM, Class D, 3.42%, 06/13/39 200 204,788
Series 2017-GM, Class E, 3.42%, 06/13/39 50 49,861
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (LIBOR USD 1 Month +
1.75%), 1.86%, 12/15/37
(a)(b)
.......... 100 100,030
CD Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%,
10/15/48 ..................... 11 11,040
Series 2017-CD3, Class A4, 3.63%,
02/10/50 ..................... 30 32,925
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 ..... 10 10,991
CFK Trust, Series 2019-FAX, Class D, 4.64%,
01/15/39
(a)(b)
..................... 126 136,398
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class C, 4.92%, 04/10/49
(a)
.. 20 20,901

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust
(a)
:
Series 2015-LC21, Class C, 4.33%,
07/10/48 ..................... USD 150 $ 153,265
Series 2016-667M, Class D, 3.18%,
10/10/36
(b)
.................... 100 96,186
CSAIL Commercial Mortgage Trust, Series
2015-C2, Class A4, 3.50%, 06/15/57 ..... 50 53,981
CSMC Trust
(b)
:
Series 2017-PFHP, Class A, (LIBOR USD 1
Month + 0.95%), 1.06%, 12/15/30
(a)
... 60 59,590
Series 2017-TIME, Class A, 3.65%, 11/13/39 100 101,002
DBGS Mortgage Trust, Series 2019-1735,
Class F, 4.19%, 04/10/37
(a)(b)
.......... 100 80,952
DBUBS Mortgage Trust
(b)
:
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ..................... 140 149,243
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.53%, 10/10/34
(a)
... 210 214,325
Series 2017-BRBK, Class F, 3.53%,
10/10/34
(a)
.................... 80 80,585
Exantas Capital Corp. Ltd., Series 2019-RSO7,
Class AS, (LIBOR USD 1 Month + 1.50%),
1.61%, 04/15/36
(a)(b)
................ 160 160,486
GPMT Ltd., Series 2018-FL1, Class A, (LIBOR
USD 1 Month + 0.90%), 1.01%, 11/21/35
(a)(b)
13 12,618
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
...... 100 115,137
GS Mortgage Securities Corp. Trust, Series
2017-GPTX, Class A, 2.86%, 05/10/34
(b)
.. 100 99,540
GS Mortgage Securities Trust, Series 2017-
GS7, Class D, 3.00%, 08/10/50
(b)
....... 20 17,893
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... 110 109,630
IMT Trust
(b)
:
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 ..................... 100 105,972
Series 2017-APTS, Class EFX, 3.50%,
06/15/34
(a)
.................... 100 101,288
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.11%,
12/15/48
(a)(b)
..................... 100 96,941
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class D, 4.62%,
03/15/50
(a)(b)
................... 100 97,697
Series 2017-JP7, Class B, 4.05%, 09/15/50 10 10,765
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)
:
Series 2012-CBX, Class A4FL, (LIBOR USD
1 Month + 1.30%), 1.41%, 06/15/45
(b)
.. 79 78,811
Series 2015-JP1, Class D, 4.23%, 01/15/49 50 45,420
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class 1A,
(LIBOR USD 1 Month + 0.25%), 0.36%,
03/25/37
(a)(b)
..................... 21 20,539
LSTAR Commercial Mortgage Trust, Series
2015-3, Class AS, 3.17%, 04/20/48
(a)(b)
... 64 64,394
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
...................... 15 14,388
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 6.01%,
06/11/42
(a)
.................... 60 62,365
Series 2015-MS1, Class D, 4.03%,
05/15/48
(a)(b)
................... 100 87,930
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 2.71%, 11/15/34
(a)(b)
.. 211 210,747
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
USD 140 $ 113,697
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class MCR1, (LIBOR USD
1 Month + 2.35%), 2.46%, 06/15/35
(a)(b)
... 85 83,905
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/39
(a)(b)
....... 190 167,438
PFP Ltd.
(a)(b)
:
Series 2019-5, Class A, (LIBOR USD 1
Month + 0.97%), 1.08%, 04/14/36 .... 31 30,980
Series 2019-5, Class AS, (LIBOR USD 1
Month + 1.42%), 1.53%, 04/14/36 .... 40 39,957
USDC, Series 2018, Class E, 4.49%, 05/13/38
(a)
(b)
............................ 50 42,643
Velocity Commercial Capital Loan Trust
(a)
:
Series 2016-2, Class M4, 7.23%, 10/25/46 . 100 101,819
Series 2017-2, Class M3, (LIBOR USD 3
Month + 0.00%), 4.24%, 11/25/47
(b)
... 116 114,762
Series 2017-2, Class M4, 5.00%, 11/25/47
(b)
58 57,306
Wells Fargo Commercial Mortgage Trust:
Series 2017-C39, Class D, 4.35%,
09/15/50
(a)(b)
................... 83 71,397
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
................... 60 47,471
Series 2017-HSDB, Class A, (LIBOR USD 1
Month + 0.85%), 0.96%, 12/13/31
(a)(b)
.. 151 148,504
Series 2018-C44, Class A5, 4.21%, 05/15/51 770 867,987
8,147,711
Interest Only Collateralized Mortgage Obligations — 0.0%
Banc of America Funding Trust, Series 2014-
R2, Class 1C, 0.00%, 11/26/36
(a)(b)
...... 136 36,481
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BAMLL Commercial Mortgage Securities
Trust, Series 2016-SS1, Class XA, 0.56%,
12/15/35
(b)
...................... 15,000 365,250
Banc of America Commercial Mortgage Trust,
Series 2017-BNK3, Class XB, 0.63%,
02/15/50 ....................... 1,000 33,517
BBCMS Trust, Series 2015-SRCH, Class XA,
0.95%, 08/10/35
(b)
................. 1,014 46,552
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.60%, 11/05/36
(b)
................. 3,475 70,690
Benchmark Mortgage Trust:
Series 2018-B8, Class XA, 0.66%, 01/15/52 4,977 201,672
Series 2019-B9, Class XA, (LIBOR USD 1
Month + 0.00%), 1.04%, 03/15/52 .... 1,043 70,713
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.71%, 05/10/58 .... 170 5,758
Commercial Mortgage Trust:
Series 2015-3BP, Class XA, 0.06%,
02/10/35
(b)
.................... 1,916 6,917
Series 2015-CR25, Class XA, 0.83%,
08/10/48 ..................... 193 5,935
CSAIL Commercial Mortgage Trust, Series
2017-CX10, Class XB, 0.13%, 11/15/50 ... 1,430 20,606
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class XA, 0.83%,
09/15/47 ..................... 1,129 26,773
Series 2014-C23, Class XA, 0.63%,
09/15/47 ..................... 1,170 20,800
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 1,800 62,616
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(b)
................. 900 30,606

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
:
Series 2014-C19, Class XF, 1.21%, 12/15/47 USD 130 $ 5,073
Series 2015-C26, Class XD, 1.34%,
10/15/48 ..................... 120 6,649
Morgan Stanley Capital I Trust:
Series 2016-UBS9, Class XD, 1.61%,
03/15/49
(b)
.................... 1,000 70,200
Series 2017-H1, Class XD, 2.20%,
06/15/50
(b)
.................... 110 11,859
Series 2019-L2, Class XA, 1.03%, 03/15/52 384 25,933
One Market Plaza Trust
(b)
:
Series 2017-1MKT, Class XCP, 0.09%,
02/10/32 ..................... 1,880 2,557
Series 2017-1MKT, Class XNCP, 0.00%,
02/10/32
(c)
.................... 376 4
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class XD, 1.26%,
08/15/49
(b)
...................... 1,000 55,910
1,146,590
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(b)(h)
.... 114 18,207
Total Non-Agency Mortgage-Backed Securities — 1.9%
(Cost: $14,210,658) ............................... 14,309,026
Beneficial Interest
(000)
Other Interests — 0.0%
(j)
Capital Markets — 0.0%
(c)(f)(g)
Lehman Brothers Holdings, Capital Trust VII .. 185 —
Lehman Brothers Holdings, Inc. .......... 1,025 —
Total Other Interests — 0.0% .......................... —
Par (000)
Pa r (000)
Capital Trusts — 0.5%
(a)(e)
Banks — 0.2%
Bank of America Corp., Series FF, (LIBOR USD
3 Month + 2.93%), 5.87% ............ 385 419,908
Citigroup, Inc.:
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 913 921,902
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%),
3.88% ....................... 190 189,112
1,530,922
Capital Markets — 0.3%
Bank of New York Mellon Corp. (The):
Series E, (LIBOR USD 3 Month + 3.42%),
3.61% ....................... 200 199,957
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.35%),
3.70% ....................... 180 185,184
Series F, (LIBOR USD 3 Month + 3.13%),
4.62% ....................... 310 327,050
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ...... 455 447,265
Security
Par (000)
Par (000) Value
Capital Markets (continued)
State Street Corp.:
Series F, (LIBOR USD 3 Month + 3.60%),
3.78% ....................... USD 68 $ 68,187
Series H, (LIBOR USD 3 Month + 2.54%),
5.63% ....................... 680 714,884
1,942,527
Total Capital Trusts — 0.5%
(Cost: $3,440,251) ............................... 3,473,449
U.S. Government Sponsored Agency Securities — 44.2%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Variable Rate
Notes, Series 2017-DNA3, Class B1, (LIBOR
USD 1 Month + 4.45%), 4.56%, 03/25/30
(a)
250 259,421
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
:
Series 2018-K732, Class B,
4.05%, 05/25/25
(b)
............... 80 86,837
Series 2018-SB53, Class A10F,
3.64%, 06/25/28 ................ 42 45,634
132,471
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes
(a)
:
Series 2013-63, 0.76%, 09/16/51 ....... 364 10,650
Series 2013-191, 0.68%, 11/16/53 ...... 85 1,697
Series 2015-48, 0.62%, 02/16/50 ....... 146 4,610
Series 2015-173, 0.77%, 09/16/55 ...... 150 5,502
Series 2016-26, 0.79%, 02/16/58 ....... 388 16,544
Series 2016-110, 0.95%, 05/16/58 ...... 124 6,930
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.15%, 02/16/58 .......... 202 13,887
Series 2016-125, 0.95%, 12/16/57 ...... 199 11,097
Series 2016-128, 0.87%, 09/16/56 ...... 101 5,505
Series 2016-152, 0.80%, 08/15/58 ...... 379 20,798
97,220
Mortgage-Backed Securities — 44.1%
Federal Home Loan Mortgage Corp.:
2.50%, 01/01/29 - 04/01/31 ........... 434 454,869
3.00%, 09/01/27 - 12/01/46 ........... 1,327 1,409,672
3.50%, 09/01/30 - 01/01/48 ........... 2,793 3,036,420
4.00%, 08/01/40 - 12/01/45 ........... 222 244,962
4.50%, 02/01/39 - 04/01/49 ........... 4,299 4,783,068
5.00%, 10/01/41 - 11/01/41 ........... 107 124,110
5.50%, 02/01/35 - 06/01/41 ........... 140 164,924
Federal National Mortgage Association:
4.00%, 01/01/41 .................. 14 15,073
6.00%, 07/01/39 .................. 116 132,041
Government National Mortgage Association:
2.00%, 04/15/51
(k)
................. 7,145 7,214,217
2.50%, 04/15/51
(k)
................. 8,757 9,035,858
3.00%, 02/15/45 - 09/20/50 ........... 1,347 1,415,593
3.00%, 04/15/51
(k)
................. 19,133 19,931,431
3.50%, 01/15/42 - 11/20/46 ........... 8,021 8,590,383
3.50%, 04/15/51
(k)
................. 2,398 2,530,875
4.00%, 04/20/39 - 12/20/47 ........... 1,876 2,039,103
4.00%, 04/15/51
(k)
................. 3,449 3,681,274
4.50%, 12/20/39 - 07/20/49 ........... 1,744 1,905,777
4.50%, 04/15/51
(k)
................. 105 113,564
5.00%, 12/15/38 - 07/20/44 ........... 116 133,596
5.00%, 04/15/51
(k)
................. 1,436 1,571,999

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities:
1.50%, 04/25/36 - 04/25/51
(k)
.......... USD 13,012 $ 12,693,564
2.00%, 10/01/31 - 03/01/32 ........... 400 411,622
2.00%, 04/25/36 - 05/25/51
(k)
.......... 75,021 75,093,321
2.50%, 09/01/27 - 12/01/50 ........... 5,708 5,970,300
2.50%, 04/25/36 - 06/25/51
(k)
.......... 63,097 64,671,352
3.00%, 04/01/28 - 09/01/50 ........... 27,746 29,261,694
3.00%, 04/25/36 - 04/25/51
(k)
.......... 10,697 11,171,962
3.50%, 03/01/29 - 08/01/50 ........... 11,063 11,959,537
3.50%, 04/25/51
(k)
................. 8,579 9,062,762
4.00%, 08/01/31 - 09/01/50 ........... 7,047 7,741,660
4.00%, 04/25/36 - 04/25/51
(k)
.......... 13,578 14,564,964
4.50%, 02/01/25 - 09/01/49 ........... 13,961 15,562,062
4.50%, 04/25/51
(k)
................. 557 606,346
5.00%, 02/01/35 - 06/01/45 ........... 751 870,415
5.00%, 04/25/51
(k)
................. 1,077 1,193,135
5.50%, 02/01/35 - 03/01/40 ........... 416 483,905
6.00%, 04/01/35 - 06/01/41 ........... 232 274,557
6.50%, 05/01/40 .................. 96 114,295
330,236,262
Total U.S. Government Sponsored Agency Securities — 44.2%
(Cost: $329,681,384) .............................. 330,725,374
U.S. Treasury Obligations — 13.4%
U.S. Treasury Bonds:
4.25%, 05/15/39 - 11/15/40 ........... 529 698,994
4.50%, 08/15/39 .................. 146 197,716
4.38%, 11/15/39 .................. 146 195,138
4.63%, 02/15/40 .................. 432 595,772
1.13%, 05/15/40 - 08/15/40 ........... 1,380 1,124,053
3.88%, 08/15/40 .................. 432 544,691
1.38%, 11/15/40 - 08/15/50 ........... 830 696,176
3.13%, 02/15/43 .................. 528 600,744
2.88%, 05/15/43 - 05/15/49 ........... 1,138 1,244,658
3.63%, 08/15/43 .................. 528 648,058
3.75%, 11/15/43 .................. 528 660,412
2.50%, 02/15/45 .................. 2,916 2,976,826
2.75%, 11/15/47 .................. 2,916 3,117,728
3.00%, 02/15/48 .................. 3,339 3,742,941
2.25%, 08/15/49 .................. 1,937 1,873,064
2.38%, 11/15/49 .................. 2,431 2,415,142
2.00%, 02/15/50 .................. 73 66,758
1.25%, 05/15/50 .................. 33 24,903
1.63%, 11/15/50 .................. 188 156,657
1.88%, 02/15/51 .................. 317 281,337
U.S. Treasury Inflation Linked Notes,
0.13%, 01/15/31 .................. 10,209 10,989,305
U.S. Treasury Notes:
1.13%, 07/31/21 .................. 2,304 2,312,280
1.75%, 07/31/21 - 11/15/29 ........... 17,682 18,231,552
1.50%, 01/31/22 - 02/15/30 ........... 11,907 12,206,410
2.13%, 12/31/22 - 05/15/25 ........... 3,182 3,340,221
0.50%, 03/15/23 - 05/31/27 ........... 7,310 7,219,747
0.25%, 04/15/23 .................. 4,593 4,599,638
2.75%, 05/31/23 .................. 1,029 1,085,756
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.00%, 02/15/25 .................. USD 1,283 $ 1,351,310
0.38%, 04/30/25 .................. 7,368 7,275,612
1.63%, 11/30/26 - 08/15/29 ........... 2,647 2,689,428
2.38%, 05/15/27 - 05/15/29 ........... 1,864 1,989,316
2.25%, 08/15/27 .................. 3,746 3,970,321
2.88%, 08/15/28 .................. 309 339,876
3.13%, 11/15/28 .................. 309 345,561
2.63%, 02/15/29 .................. 474 512,698
Total U.S. Treasury Obligations — 13.4%
(Cost: $103,112,728) .............................. 100,320,799
Total Long-Term Investments — 117.6%
(Cost: $881,653,787) .............................. 880,624,067
Shares
Shares
Short-Term Securities — 10.2%
(l)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
*
.................... 76,266,859 76,266,859
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% ........... 12,149 12,149
Total Short-Term Securities — 10.2%
(Cost: $76,279,008) ............................... 76,279,008
Total Options Purchased — 0.6%
(Cost: $1,502,783) ............................... 5,134,885
Total Investments Before Options Written and TBA Sale
Commitments — 128.4%
(Cost: $959,435,578 ) .............................. 962,037,960
Total Options Written — (0.4)%
(Premium Received — $1,139,587) .................... (3,351,035)
Par (000)
Pa r (000)
TBA Sale Commitments — (18.3)%
(k)
Mortgage-Backed Securities — (18.3)%
Government National Mortgage Association:
4.00% ,  04/15/51 .................. 161 (171,867)
4.50% ,  04/15/51 .................. 11 (11,897)
Uniform Mortgage-Backed Securities:
2.00% ,  04/25/36 - 05/25/51 ........... 70,204 (70,107,019)
2.50% ,  04/25/36 - 05/25/51 ........... 24,512 (25,144,036)
3.00% ,  04/25/36 - 04/25/51 ........... 9,291 (9,679,890)
3.50% ,  04/25/36 - 04/25/51 ........... 578 (614,463)
4.00% ,  04/25/36 - 04/25/51 ........... 3,327 (3,566,272)
1.50% ,  04/25/51 - 05/25/51 ........... 28,198 (27,212,070)
4.50% ,  04/25/51 .................. 803 (874,141)
Total TBA Sale Commitments — (18.3)%
(Proceeds: $138,287,390) .......................... (137,381,655)
Total Investments Net of Options Written and TBA Sale
Commitments — 109.7%
(Cost: $820,008,601 ) .............................. 821,305,270
Liabilities in Excess of Other Assets — (9.7)% ............. (72,698,036)
Net Assets — 100.0% ............................... $ 748,607,234
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
(d)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)
Perpetual security with no stated maturity date.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Non-income producing security.
(h)
Zero-coupon bond.
(i)
Amount is less than 500.
(j)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)
Represents or includes a TBA transaction.
(l)
Annualized 7-day yield as of period end.
*
*     Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 38,187,472 $ 38,079,387 $ — $ — $ — $ 76,266,859 76,266,859 $ 3,485 $ —
BlackRock Allocation Target
Shares- BATS Series A ..... 67,937,601 17,244,999 — — (85,881) 85,096,719 8,518,190 514,888 —
$ — $ (85,881) $ 161,363,578 $ 518,373 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro- Bobl ............................................................... 174 06/08/21 $ 27,563 $ 8,059
Euro-Bund .............................................................. 6 06/08/21 1,205 (4,227)
U.S. Treasury 10 Year Note ................................................... 52 06/21/21 6,814 (34,641)
U.S. Treasury Long Bond .................................................... 185 06/21/21 28,646 (305,526)
U.S. Treasury Ultra Bond .................................................... 194 06/21/21 35,284 (1,502,073)
U.S. Treasury 2 Year Note .................................................... 232 06/30/21 51,212 (30,071)
U.S. Treasury 5 Year Note .................................................... 286 06/30/21 35,308 (319,881)
90-day Eurodollar ......................................................... 4 09/18/23 990 (106)
(2,188,466)
Short Contracts
Euro- Buxl ............................................................... 38 06/08/21 9,182 48,652
U.S. Treasury 10 Year Ultra Note ............................................... 352 06/21/21 50,644 1,067,215
Long Gilt ............................................................... 63 06/28/21 11,081 59,018
90-day Eurodollar ......................................................... 460 09/16/24 113,022 398,258
1,573,143
$ (615,323)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 428,983 USD 74,000 UBS AG 04/05/21 $ 2,214
USD 529,000 BRL 2,898,683 Citibank NA 04/05/21 14,012
USD 112,000 COP 406,336,000 BNP Paribas SA 04/05/21 1,031
USD 150,000 RUB 11,260,500 BNP Paribas SA 04/05/21 1,071
USD 187,000 RUB 14,006,300 Citibank NA 04/05/21 1,756
EUR 188,000 JPY 24,222,542 Barclays Bank plc 04/14/21 1,724
JPY 24,438,602 EUR 188,000 JPMorgan Chase Bank NA 04/14/21 228
MXN 3,834,541 USD 186,000 Citibank NA 04/14/21 1,418
RUB 8,478,180 USD 111,000 Bank of America NA 04/14/21 1,014
USD 126,224 MXN 2,580,748 HSBC Bank plc 04/14/21 86
USD 21,776 MXN 445,364 JPMorgan Chase Bank NA 04/14/21 8
USD 74,000 RUB 5,464,160 Citibank NA 04/14/21 1,808
USD 74,000 RUB 5,472,300 JPMorgan Chase Bank NA 04/14/21 1,700
USD 74,000 ZAR 1,093,047 Citibank NA 04/14/21 43
ZAR 6,106,419 USD 408,000 Bank of America NA 04/14/21 5,166
ZAR 2,236,170 USD 149,000 BNP Paribas SA 04/14/21 2,302
ZAR 3,678,233 USD 248,000 Citibank NA 04/14/21 873
MXN 560,735 USD 27,046 Bank of America NA 04/15/21 358
MXN 4,835,853 USD 233,954 Citibank NA 04/15/21 2,379
RUB 8,620,996 USD 113,000 BNP Paribas SA 04/15/21 889
USD 373,864 EUR 312,000 Barclays Bank plc 04/15/21 7,906
USD 160,387 RUB 11,899,111 BNP Paribas SA 04/15/21 3,193
USD 93,229 RUB 6,919,456 Citibank NA 04/15/21 1,819
USD 74,000 TRY 553,255 Bank of America NA 04/15/21 7,501
USD 136,000 TRY 1,033,600 Citibank NA 04/15/21 11,765
ZAR 2,236,469 USD 149,000 UBS AG 04/15/21 2,302
BRL 211,410 USD 37,207 Deutsche Bank AG 05/04/21 288
BRL 426,613 USD 74,993 Morgan Stanley & Co. International plc 05/04/21 669
RUB 4,430,344 USD 58,293 Citibank NA 05/19/21 16
RUB 9,237,257 USD 120,682 Credit Suisse International 05/19/21 891
RUB 10,753,593 USD 141,060 HSBC Bank plc 05/19/21 471
RUB 13,815,468 USD 180,482 Morgan Stanley & Co. International plc 05/19/21 1,347
USD 63,801 RUB 4,746,431 Bank of America NA 05/19/21 1,332
USD 1,536,983 RUB 114,363,089 Citibank NA 05/19/21 31,825

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 521,782 RUB 38,841,569 HSBC Bank plc 05/19/21 $ 10,580
USD 4,427,671 CNY 28,761,040 HSBC Bank plc 05/24/21 63,051
USD 411,179 EUR 339,721 Natwest Markets plc 05/24/21 12,370
USD 211,292 IDR 3,071,574,209 Barclays Bank plc 05/24/21 1,921
USD 857,085 IDR 12,194,608,851 JPMorgan Chase Bank NA 05/24/21 25,852
MXN 4,694,795 USD 218,508 Citibank NA 05/26/21 9,875
MXN 3,794,825 USD 177,435 HSBC Bank plc 05/26/21 7,169
GBP 2,959,379 EUR 3,450,000 BNP Paribas SA 06/16/21 28,611
USD 175,563 CAD 219,000 BNP Paribas SA 06/16/21 1,281
USD 11,988,708 CNY 79,119,475 Standard Chartered Bank 06/16/21 3,054
USD 2,797,167 EUR 2,360,019 Bank of America NA 06/16/21 25,268
USD 1,469,699 EUR 1,230,000 BNP Paribas SA 06/16/21 25,034
USD 239,016 EUR 200,000 JPMorgan Chase Bank NA 06/16/21 4,112
USD 125,235 EUR 105,000 Royal Bank of Canada 06/16/21 1,910
USD 7,680,508 EUR 6,433,000 State Street Bank and Trust Co. 06/16/21 124,795
456,288
BRL 440,799 USD 79,000 BNP Paribas SA 04/05/21 (687)
BRL 1,450,312 USD 262,000 Citibank NA 04/05/21 (4,334)
BRL 633,857 USD 114,000 Deutsche Bank AG 04/05/21 (1,387)
COP 405,440,000 USD 112,000 JPMorgan Chase Bank NA 04/05/21 (1,275)
RUB 33,189,520 USD 450,000 UBS AG 04/05/21 (11,042)
USD 112,000 COP 411,712,000 Citibank NA 04/05/21 (438)
USD 113,000 RUB 8,610,600 BNP Paribas SA 04/05/21 (882)
CLP 160,056,960 USD 224,000 Deutsche Bank AG 04/14/21 (1,812)
MXN 9,054,159 USD 444,000 Citibank NA 04/14/21 (1,466)
MXN 1,512,687 USD 74,000 Deutsche Bank AG 04/14/21 (65)
RUB 10,993,440 USD 148,000 Bank of America NA 04/14/21 (2,755)
USD 95,000 MXN 1,967,023 Citibank NA 04/14/21 (1,141)
USD 408,000 MXN 8,424,811 Morgan Stanley & Co. International plc 04/14/21 (3,774)
USD 111,000 RUB 8,465,970 BNP Paribas SA 04/14/21 (852)
USD 186,000 ZAR 2,773,911 BNP Paribas SA 04/14/21 (1,686)
USD 762,335 ZAR 11,355,564 Citibank NA 04/14/21 (5,995)
USD 223,000 ZAR 3,340,342 Deutsche Bank AG 04/14/21 (3,011)
USD 13,000 ZAR 192,166 Morgan Stanley & Co. International plc 04/14/21 (2)
USD 297,000 ZAR 4,443,024 UBS AG 04/14/21 (3,619)
EUR 188,000 USD 222,784 Barclays Bank plc 04/15/21 (2,270)
EUR 250,000 USD 299,204 HSBC Bank plc 04/15/21 (5,968)
RUB 10,350,209 USD 140,616 JPMorgan Chase Bank NA 04/15/21 (3,883)
TRY 828,176 USD 112,949 Morgan Stanley & Co. International plc 04/15/21 (13,405)
USD 251,454 MXN 5,213,306 Bank of America NA 04/15/21 (3,326)
USD 226,000 MXN 4,724,236 HSBC Bank plc 04/15/21 (4,878)
KZT 20,907,431 USD 49,090 Citibank NA 04/20/21 (98)
USD 16,000 TRY 136,096 BNP Paribas SA 04/26/21 (220)
USD 16,000 TRY 135,360 JPMorgan Chase Bank NA 04/26/21 (132)
USD 74,000 BRL 420,350 Citibank NA 05/04/21 (552)
USD 74,000 BRL 429,587 UBS AG 05/04/21 (2,190)
RUB 9,786,000 USD 129,753 BNP Paribas SA 05/19/21 (958)
RUB 7,335,500 USD 97,235 Credit Suisse International 05/19/21 (690)
RUB 6,651,852 USD 87,700 HSBC Bank plc 05/19/21 (153)
RUB 15,576,380 USD 208,811 Morgan Stanley & Co. International plc 05/19/21 (3,806)
IDR 5,150,000,000 USD 353,732 Deutsche Bank AG 05/24/21 (2,687)
USD 228,091 MXN 4,746,529 Barclays Bank plc 05/26/21 (2,809)
USD 181,758 MXN 3,743,091 UBS AG 05/26/21 (328)
USD 187,000 INR 13,860,440 JPMorgan Chase Bank NA 06/09/21 (392)
EUR 940,000 GBP 807,850 BNP Paribas SA 06/16/21 (9,900)
EUR 1,250,000 GBP 1,071,806 Citibank NA 06/16/21 (9,769)
EUR 2,410,000 USD 2,867,451 Citibank NA 06/16/21 (36,848)
EUR 1,430,000 USD 1,711,671 JPMorgan Chase Bank NA 06/16/21 (32,102)

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 149,000 IDR 2,197,750,000 Morgan Stanley & Co. International plc 07/01/21 $ (38)
(183,625)
$ 272,663
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ............... One-Touch BNP Paribas SA 06/28/21 USD 1.25 USD 1.25 EUR 460 $ 18,497
Put
USD Currency ............... Down and Out Deutsche Bank AG 04/20/21 BRL 5.48 BRL 5.24 USD 444 1,150
USD Currency ............... Down and Out
Goldman Sachs
International 04/21/21 MXN 20.10 MXN 19.45 USD 370 843
USD Currency ............... Down and Out Bank of America NA 04/21/21 RUB 73.75 RUB 71.60 USD 592 755
USD Currency ............... Down and Out BNP Paribas SA 04/29/21 RUB 75.00 RUB 72.60 USD 260 777
EUR Currency ............... One-Touch Bank of America NA 05/06/21 USD 1.16 USD 1.16 EUR 372 95,322
EUR Currency ............... One-Touch BNP Paribas SA 05/28/21 PLN 4.25 PLN 4.25 EUR 130 627
EUR Currency ............... One-Touch BNP Paribas SA 05/28/21 HUF 340.00 HUF 340.00 EUR 140 1,893
101,367
$ 119,864
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2021 Futures .............. 868 06/11/21 USD 99.25 USD 217,000 $ 1,768,550
90-day Eurodollar September 2021 Futures .......... 1,666 09/10/21 USD 99.38 USD 416,500 1,843,013
90-day Eurodollar September 2021 Futures .......... 2,619 09/10/21 USD 99.75 USD 654,750 949,388
90-day Eurodollar December 2021 Futures .......... 752 12/10/21 USD 99.38 USD 188,000 188,000
$ 4,748,951
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Citibank NA 04/08/21 ZAR 15.60 USD 298 $ 186
USD Currency ........................... JPMorgan Chase Bank NA 04/08/21 ZAR 15.70 USD 260 122
USD Currency ........................... Morgan Stanley & Co. International plc 04/15/21 BRL 5.55 USD 112 2,640
USD Currency ........................... JPMorgan Chase Bank NA 04/29/21 CLP 760.00 USD 374 887
USD Currency ........................... Morgan Stanley & Co. International plc 04/29/21 CLP 730.00 USD 748 7,083
USD Currency ........................... Morgan Stanley & Co. International plc 05/06/21 MXN 22.00 USD 224 773
EUR Currency ........................... Bank of America NA 06/09/21 USD 1.23 EUR 6,260 6,367
EUR Currency ........................... BNP Paribas SA 06/18/21 USD 1.23 EUR 6,240 8,245
26,303
Put
EUR Currency ........................... JPMorgan Chase Bank NA 04/07/21 JPY 128.50 EUR 502 364
USD Currency ........................... Deutsche Bank AG 04/08/21 MXN 20.60 USD 520 6,646
EUR Currency ........................... Citibank NA 04/15/21 USD 1.19 EUR 496 6,742
USD Currency ........................... Citibank NA 04/22/21 TRY 7.50 USD 148 297
USD Currency ........................... Citibank NA 04/29/21 ZAR 14.80 USD 524 9,154

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Currency Options Purchased (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EUR Currency ........................... Morgan Stanley & Co. International plc 05/06/21 USD 1.18 EUR 5,390 $ 66,637
USD Currency ........................... Citibank NA 05/14/21 RUB 73.00 USD 592 3,081
EUR Currency ........................... Goldman Sachs International 06/03/21 GBP 0.85 EUR 6,200 69,243
EUR Currency ........................... Citibank NA 06/11/21 GBP 0.85 EUR 6,250 74,415
USD Currency ........................... Deutsche Bank AG 06/17/21 MXN 20.00 USD 222 3,188
239,767
$ 266,070
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2021 Futures ............... 868 06/11/21 USD 98.88 USD 217,000 $ (1,014,475)
90-day Eurodollar September 2021 Futures ........... 306 09/10/21 USD 99.50 USD 76,500 (40,163)
90-day Eurodollar September 2021 Futures ........... 747 09/10/21 USD 99.00 USD 186,750 (387,506)
90-day Eurodollar September 2021 Futures ........... 916 09/10/21 USD 98.63 USD 229,000 (1,041,950)
90-day Eurodollar September 2021 Futures ........... 919 09/10/21 USD 99.13 USD 229,750 (626,069)
$ (3,110,163)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ............................. JPMorgan Chase Bank NA 04/07/21 JPY 130.00 EUR 314 $ (929)
USD Currency ............................. JPMorgan Chase Bank NA 04/08/21 ZAR 16.30 USD 260 (26)
USD Currency ............................. JPMorgan Chase Bank NA 04/15/21 BRL 5.55 USD 112 (2,640)
USD Currency ............................. Citibank NA 04/22/21 TRY 7.50 USD 64 (7,027)
USD Currency ............................. Citibank NA 04/22/21 TRY 7.75 USD 74 (6,141)
USD Currency ............................. Morgan Stanley & Co. International plc 04/29/21 CLP 760.00 USD 748 (1,774)
USD Currency ............................. Bank of America NA 04/30/21 ZAR 15.70 USD 448 (2,156)
USD Currency ............................. JPMorgan Chase Bank NA 05/03/21 MXN 21.00 USD 450 (4,468)
USD Currency ............................. Deutsche Bank AG 05/06/21 MXN 22.00 USD 224 (773)
USD Currency ............................. Morgan Stanley & Co. International plc 05/13/21 BRL 5.75 USD 94 (1,732)
–
(27,666)
–
Put
USD Currency ............................. Citibank NA 04/02/21 RUB 73.00 USD 300 (1)
USD Currency ............................. Citibank NA 04/08/21 ZAR 15.00 USD 298 (5,540)
USD Currency ............................. Deutsche Bank AG 04/15/21 MXN 20.00 USD 222 (766)
USD Currency ............................. Citibank NA 04/22/21 TRY 6.85 USD 64 (27)
USD Currency ............................. Deutsche Bank AG 04/28/21 MXN 20.00 USD 450 (2,920)
USD Currency ............................. Citibank NA 04/29/21 ZAR 14.35 USD 561 (3,151)
EUR Currency ............................. Bank of America NA 05/06/21 USD 1.16 EUR 8,085 (21,251)
USD Currency ............................. Citibank NA 05/14/21 RUB 71.00 USD 444 (723)
EUR Currency ............................. Citibank NA 06/11/21 GBP 0.83 EUR 6,250 (18,191)
–
(52,570)
–
$ (80,236)

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.84% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 02/16/23 1.84 % USD 988 $ (22,314)
10-Year Interest Rate Swap
(a)
1.93% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 02/23/23 1.93 USD 988 (25,178)
(47,492)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.84% Semi-Annual Deutsche Bank AG 02/16/23 1.84 USD 988 (58,810)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.93% Semi-Annual Bank of America NA 02/23/23 1.93 USD 988 (54,334)
(113,144)
$ (160,636)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 4.29% Monthly N/A 01/13/23 MXN 38,534 $ (23,030) $ — $ (23,030)
28 day MXIBTIIE Monthly 4.18% Monthly N/A 02/16/23 MXN 19,007 (14,543) — (14,543)
28 day MXIBTIIE Monthly 5.22% Monthly N/A 03/29/23 MXN 20,872 2,643 — 2,643
28 day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 26,871 (28,453) — (28,453)
28 day MXIBTIIE Monthly 5.47% Monthly N/A 03/21/24 MXN 6,729 (133) — (133)
28 day MXIBTIIE Monthly 5.50% Monthly N/A 03/21/24 MXN 6,736 146 — 146
0.64% At Termination 1 day SONIA At Termination 03/01/24
(a)
03/01/25 GBP 7,955 7,887 — 7,887
0.63% At Termination 1 day SONIA At Termination 03/01/24
(a)
03/01/25 GBP 7,955 8,213 — 8,213
0.61% At Termination 1 day SONIA At Termination 03/11/24
(a)
03/11/25 GBP 11,170 16,413 — 16,413
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 125 (12,120) — (12,120)
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 152 (20,284) — (20,284)
3 month LIBOR Quarterly 1.70% Semi-Annual N/A 03/08/51 USD 1,894 (222,735) — (222,735)
3 month LIBOR Quarterly 1.77% Semi-Annual N/A 03/08/51 USD 1,780 (180,488) — (180,488)
1.50% Semi-Annual 3 month LIBOR Quarterly N/A 03/08/51 USD 3,674 602,165 — 602,165
$ 135,681 $ — $ 135,681
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 2.32% At Termination 01/25/31 USD 3,320 $ (68,207) $ — $ (68,207)
1 month USCPI At Termination 2.34% At Termination 01/25/31 USD 3,320 (63,818) — (63,818)
UK Retail Price Index All
Items Monthly At Termination 3.33% At Termination 11/15/40 GBP 241 (27,299) — (27,299)
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 250 (23,140) — (23,140)
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 500 (46,068) — (46,068)

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UK Retail Price Index All
Items Monthly At Termination 3.30% At Termination 01/15/41 GBP 48 $ (6,641) $ — $ (6,641)
$ (235,173) $ — $ (235,173)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1.00 % Quarterly Barclays Bank plc 06/20/26 USD 1,395 $ 83,356 $ 80,332 $ 3,024
Republic of Colombia ....... 1.00 Quarterly Citibank NA 06/20/26 USD 1,766 30,093 28,096 1,997
Republic of Indonesia ....... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/26 USD 1,092 (6,296) (6,291) (5)
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 241 15,615 17,024 (1,409)
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 406 26,326 28,700 (2,374)
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 2,527 164,005 178,791 (14,786)
Republic of the Philippines ... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 754 (21,277) (20,336) (941)
Russian Federation ........ 1.00 Quarterly Citibank NA 06/20/26 USD 732 3,951 3,211 740
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 USD 1,714 11,693 11,282 411
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 150 (1,461) 1,840 (3,301)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 120 (1,169) 1,492 (2,661)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 100 (974) 1,227 (2,201)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 90 (877) 1,104 (1,981)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 230 (2,241) 3,039 (5,280)
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8 879 433 446
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 77 (335) (11) (324)
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 180 (787) (136) (651)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 30 8,082 2,698 5,384
$ – $ – $ –
$ 308,583 $ 332,495 $ (23,912)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.3.AM ....... 0.50 % Monthly
Credit Suisse
International 12/13/49 NR USD — $ — $ (4) $ 4
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 29 (3,185) (3,269) 84
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A- USD 120 (2,641) (4,859) 2,218
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A- USD 60 (1,320) (2,475) 1,155
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 NR USD 10 (1,249) (802) (447)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 NR USD 30 (8,082) (2,230) (5,852)
$ (16,477) $ (13,639) $ (2,838)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
i
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.27% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG N/A 05/16/21 USD 470 $ (7,492) $ — $ (7,492)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/21
(a)
04/01/23 CLP 688,128 1,638 — 1,638
$ (5,854) $ — $ (5,854)
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.00%
1 day SONIA ......................................... Sterling Overnight Index Average 0.05
1 month USCPI ....................................... U.S. Consumer Price Index 1.70
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.29
3 month LIBOR ....................................... London Interbank Offered Rate 0.19
Glossary of Terms Used in this Report
Currency Abbreviations
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KZT Kazakhstani Tenge
MXN Mexican Peso
PLN Polish Zloty
RUB New Russian Ruble
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PCL Public Company Limited
RB Revenue Bonds
REMIC Real Estate Mortgage Investment Conduit
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 29,205,235 $ 3,171,661 $ 32,376,896
Corporate Bonds:
Aerospace & Defense .................................... — 10,703,542 — 10,703,542
Air Freight & Logistics .................................... — 1,548,751 — 1,548,751
Airlines .............................................. — 3,441,009 — 3,441,009
Auto Components ...................................... — 198,971 — 198,971
Automobiles .......................................... — 3,383,177 — 3,383,177
Banks ............................................... — 45,631,704 — 45,631,704
Beverages ........................................... — 5,074,423 — 5,074,423
Biotechnology ......................................... — 6,723,862 — 6,723,862
Building Products ....................................... — 1,202,478 — 1,202,478
Capital Markets ........................................ — 17,459,902 — 17,459,902
Chemicals ............................................ — 4,041,707 — 4,041,707
Commercial Services & Supplies ............................. — 2,563,540 — 2,563,540
Communications Equipment ................................ — 1,067,249 — 1,067,249
Construction & Engineering ................................ — 301,670 — 301,670
Construction Materials .................................... — 17,361 — 17,361
Consumer Finance ...................................... — 5,157,896 — 5,157,896
Containers & Packaging .................................. — 329,499 — 329,499
Distributors ........................................... — 282,589 — 282,589
Diversified Financial Services ............................... — 2,540,034 — 2,540,034
Diversified Telecommunication Services ........................ — 13,253,276 — 13,253,276
Electric Utilities ........................................ — 17,598,938 — 17,598,938
Electronic Equipment, Instruments & Components ................. — 81,912 — 81,912
Energy Equipment & Services .............................. — 151,938 — 151,938
Entertainment ......................................... — 1,517,256 — 1,517,256
Equity Real Estate Investment Trusts (REITs) .................... — 7,843,090 716,485 8,559,575
Food & Staples Retailing .................................. — 858,586 — 858,586
Food Products ......................................... — 1,569,539 — 1,569,539
Gas Utilities ........................................... — 980,335 — 980,335
Health Care Equipment & Supplies ........................... — 683,894 — 683,894

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Health Care Providers & Services ............................ $ — $ 10,545,744 $ — $ 10,545,744
Hotels, Restaurants & Leisure .............................. — 3,746,402 — 3,746,402
Household Durables ..................................... — 522,155 — 522,155
Household Products ..................................... — 99,000 — 99,000
Independent Power and Renewable Electricity Producers ............ — 35,163 — 35,163
Industrial Conglomerates .................................. — 1,288,493 — 1,288,493
Insurance ............................................ — 2,479,921 — 2,479,921
Internet & Direct Marketing Retail ............................ — 1,441,853 — 1,441,853
IT Services ........................................... — 6,381,811 — 6,381,811
Leisure Products ....................................... — 465,190 — 465,190
Life Sciences Tools & Services .............................. — 1,342,137 — 1,342,137
Machinery ............................................ — 1,129,905 — 1,129,905
Media ............................................... — 9,406,295 — 9,406,295
Metals & Mining ........................................ — 1,965,765 — 1,965,765
Multi-Utilities .......................................... — 887,100 — 887,100
Oil, Gas & Consumable Fuels ............................... — 18,222,518 — 18,222,518
Paper & Forest Products .................................. — 580,043 — 580,043
Pharmaceuticals ....................................... — 4,132,248 — 4,132,248
Real Estate Management & Development ....................... — 2,631,434 — 2,631,434
Road & Rail ........................................... — 5,636,008 — 5,636,008
Semiconductors & Semiconductor Equipment .................... — 7,430,588 — 7,430,588
Software ............................................. — 5,189,029 — 5,189,029
Specialty Retail ........................................ — 1,897,904 — 1,897,904
Technology Hardware, Storage & Peripherals .................... — 2,624,638 — 2,624,638
Textiles, Apparel & Luxury Goods ............................ — 193,342 — 193,342
Thrifts & Mortgage Finance ................................ — 610,250 — 610,250
Tobacco ............................................. — 4,538,654 — 4,538,654
Trading Companies & Distributors ............................ — 933,158 — 933,158
Wireless Telecommunication Services ......................... — 5,017,957 — 5,017,957
Floating Rate Loan Interests:
Air Freight & Logistics .................................... — 267,562 — 267,562
Building Products ....................................... — 145,436 — 145,436
Consumer Finance ...................................... — — 29,340 29,340
Diversified Financial Services ............................... — 268,202 — 268,202
Health Care Providers & Services ............................ — 44,405 — 44,405
Hotels, Restaurants & Leisure .............................. — 179,918 149,649 329,567
Media ............................................... — 195,946 — 195,946
Oil, Gas & Consumable Fuels ............................... — 459,930 — 459,930
Pharmaceuticals ....................................... — 280,444 — 280,444
Road & Rail ........................................... — 166,631 — 166,631
Thrifts & Mortgage Finance ................................ — — 329,518 329,518
Foreign Agency Obligations ................................. — 2,724,046 — 2,724,046
Foreign Government Obligations .............................. — 46,483,377 — 46,483,377
Investment Companies .................................... 85,096,719 — — 85,096,719
Municipal Bonds ......................................... — 4,298,082 — 4,298,082
Non-Agency Mortgage-Backed Securities ........................ — 14,210,102 98,924 14,309,026
Capital Trusts ........................................... — 3,473,449 — 3,473,449
U.S. Government Sponsored Agency Securities .................... — 330,725,374 — 330,725,374
U.S. Treasury Obligations ................................... — 100,320,799 — 100,320,799
Short-Term Securities ....................................... 76,279,008 — — 76,279,008
Options Purchased:
Foreign currency exchange contracts ........................... — 385,934 — 385,934
Interest rate contracts ...................................... 4,748,951 — — 4,748,951
Liabilities:
Investments:
TBA Sale Commitments .................................... — (137,381,655) — (137,381,655)
$ 166,124,678 $ 654,036,050 $ 4,495,577 $ 824,656,305
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 15,463 $ — $ 15,463
Foreign currency exchange contracts ............................ — 456,288 — 456,288
Interest rate contracts ....................................... 1,581,202 639,105 — 2,220,307
Liabilities:
Credit contracts ........................................... — (42,213) — (42,213)
Foreign currency exchange contracts ............................ — (263,861) — (263,861)

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Interest rate contracts ....................................... $ (5,306,688) $ (669,914) $ — $ (5,976,602)
Other contracts ........................................... — (235,173) — (235,173)
$ (3,725,486) $ (100,305) $ — $ (3,825,791)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.